UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07838

American Select Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi, Jr.,  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   August 31

Date of reporting period:  February 28, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

SEMIANNUAL REPORT

February 28, 2010

ASP

American Strategic
Income Portfolio Inc.

BSP

American Strategic
Income Portfolio Inc. II

CSP

American Strategic
Income Portfolio Inc. III

SLA

American Select
Portfolio Inc.

First American Mortgage Funds

OUR IMAGE – GEORGE WASHINGTON

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

TABLE OF CONTENTS

1	Explanation of Financial Statements

2	Fund Overviews

6	Schedule of Investments

24	Statements of Assets and Liabilities

25	Statements of Operations

26	Statements of Changes in Net Assets

28	Statements of Cash Flows

29	Financial Highlights

33	Notes to Financial Statements

45	Notice to Shareholders

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

EXPLANATION OF FINANCIAL STATEMENTS

As a shareholder in one or more of the funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund's net asset value ("NAV") and market price per share. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund's shares trade. This price, which may be higher or lower than the fund's NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund's assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund's net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund's net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund's securities are internally fair valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Financial Highlights provide a per-share breakdown of the components that affected the fund's NAV for the current and past reporting periods. It also shows total return, net investment income ratios, expense ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund's holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource.

First American Mortgage Funds 2010 Semiannual Report

Fund OVERVIEWS

American Strategic Income Portfolio (ASP)
Portfolio Allocation

As a percentage of total investments on February 28, 2010

Commercial Loans	38%
Commercial Mortgage-Backed Securities	20
Preferred Stocks	17
U.S. Government Agency Mortgage-Backed Securities	9
Multifamily Loans	8
Corporate Note	5
Short-Term Investment	2
Single Family Loans	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 28, 2010. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2010, based on the fair value outstanding.

Single family loans		Multifamily and commercial loans
Current	100.0%	Current	100.0%
30 Days	0.0	30 Days	0.0
60 Days	0.0	60 Days	0.0
90 Days	0.0	90 Days	0.0
120+ Days	0.0	120+ Days	0.0
	100.0%		100.0%

First American Mortgage Funds 2010 Semiannual Report

American Strategic Income Portfolio II (BSP)
Portfolio Allocation

As a percentage of total investments on February 28, 2010

Commercial Loans	32%
Multifamily Loans	25
Commercial Mortgage-Backed Securities	12
Preferred Stocks	10
U.S. Government Agency Mortgage-Backed Securities	10
Corporate Notes	9
Real Estate Owned	1
Short-Term Investment	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 28, 2010. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2010, based on the fair value outstanding.

Single family loans		Multifamily and commercial loans
Current	86.3%	Current	86.5%
30 Days	13.7	30 Days	0.0
60 Days	0.0	60 Days	6.1
90 Days	0.0	90 Days	0.0
120+ Days	0.0	120+ Days	7.4
	100.0%		100.0%

First American Mortgage Funds 2010 Semiannual Report

Fund OVERVIEWS

American Strategic Income Portfolio III (CSP)
Portfolio Allocation

As a percentage of total investments on February 28, 2010

Commercial Loans	37%
Multifamily Loans	23
Preferred Stocks	15
U.S. Government Agency Mortgage-Backed Securities	11
Corporate Notes	9
Commercial Mortgage-Backed Securities	4
Real Estate Owned	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 28, 2010. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The table below shows the percentages of multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2010, based on the fair value outstanding.

Multifamily and commercial loans
Current	83.9%
30 Days	1.6
60 Days	0.0
90 Days	1.9
120+ Days	12.6
100.0%

First American Mortgage Funds 2010 Semiannual Report

American Select Portfolio (SLA)
Portfolio Allocation

As a percentage of total investments on February 28, 2010

Commercial Loans	44%
Multifamily Loans	14
Commercial Mortgage-Backed Securities	11
Preferred Stocks	10
Corporate Notes	9
U.S. Government Agency Mortgage-Backed Securities	8
Short-Term Investment	4
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 28, 2010. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The table below shows the percentages of multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2010, based on the fair value outstanding.

Multifamily and commercial loans
Current	93.6%
30 Days	2.8
60 Days	0.0
90 Days	0.0
120+ Days	3.6
100.0%

First American Mortgage Funds 2010 Semiannual Report

Schedule of INVESTMENTS February 28, 2010 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans °° p — 61.0%
Commercial Loans — 49.3%
Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11 b	12/30/05	$1,375,023	$1,375,023	$1,388,773
Buca Restaurant, Maple Grove, MN, 8.63%, 1/1/11	12/27/00	808,724	808,724	816,811
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17 b	6/14/07	1,896,711	1,896,711	1,880,446
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12	9/9/02	1,473,562	1,473,562	1,517,769
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12 b	6/11/02	1,894,433	1,894,433	1,932,326
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17 b ¶	6/28/07	1,250,000	1,250,000	1,271,598
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17 b ¶	6/28/07	2,000,000	2,000,000	2,020,000
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11 b	2/28/06	1,565,126	1,565,126	1,580,777
Naples Boat Club, Naples, FL, 6.43%, 1/1/17 b	12/28/06	1,656,700	1,656,700	1,674,033
Orchard Commons, Englewood, CO, 8.63%, 4/1/11	3/28/01	943,861	943,861	962,739
Palace Court, Santa Fe, NM, 6.68%, 11/1/11 b	10/2/06	1,877,282	1,877,282	1,896,055
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13 b ¶	8/3/06	1,900,000	1,900,000	1,924,342
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11 b	12/23/05	1,352,915	1,352,915	1,366,444
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11 b	1/6/03	1,481,687	1,481,687	1,496,504
Stephens Center, Missoula, MT, 6.38%, 9/1/10 b	4/20/06	1,781,228	1,781,228	1,799,040
The Storage Place, Marana, AZ, 6.65%, 1/1/13 b ¶	12/20/07	3,200,000	3,200,000	3,296,000
			26,457,252	26,823,657
Multifamily Loans — 10.8%
Forest Club Apartments, Dallas, TX, 11.88%, 8/1/10 ¶	4/19/06	1,720,000	1,720,000	1,631,166
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11 b	6/3/04	1,145,121	1,145,121	1,046,929
Park Hollywood, Portland, OR, 7.38%, 6/1/12 b	5/31/02	1,081,238	1,081,238	1,113,675
Spring Creek Gardens, Plano, TX, 3.38%, 1/1/09 ¶ / r	12/22/05	2,050,000	2,062,813	1,145,950
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.88%, 4/1/10	2/21/03	808,496	808,496	808,496
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 11.88%, 4/1/10	2/21/03	151,468	151,468	138,155
			6,969,136	5,884,371
Single Family Loans — 0.9%
American Portfolio, 1 loan, California, 4.88%, 10/18/15	7/18/95	17,477	16,639	17,865
Anivan, 1 loan, Maryland, 5.19%, 4/14/12	6/14/96	62,477	62,886	64,351
Bank of New Mexico, 1 loan, New Mexico, 6.23%, 3/31/10	5/31/96	30,120	29,559	31,023
Bluebonnet Savings & Loan, 6 loans, Texas, 6.66%, 8/31/10	5/22/92	80,863	73,928	82,843
Fairbanks, 1 loan, Utah, 5.50%, 9/23/15	5/21/92	16,843	14,276	17,349
Knutson Mortgage Portfolio I, 2 loans, Maine and Montana, 9.37%, 8/1/17	2/26/92	118,886	113,400	122,452
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 9/30/12	9/9/92	39,536	37,549	40,722
Nomura III, 2 loans, California & New York, 8.20%, 4/29/17	9/29/95	59,031	53,295	60,802
Rand Mortgage Corporation, 1 loan, Texas, 9.50%, 8/1/17	2/21/92	28,766	23,531	29,629
			425,063	467,036
Total Whole Loans			33,851,451	33,175,064
Corporate Note °° ¶ — 6.5%
Fixed Rate — 6.5%
Stratus Properties V, 6.92%, 12/31/11	6/1/07	3,500,000	3,500,000	3,535,000
U.S. Government Agency Mortgage-Backed Securities — 11.7%
Fixed Rate — 11.7%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 a		376,722	384,146	405,170
9.00%, 7/1/30, #C40149		66,058	67,486	73,454
5.00%, 5/1/39, #G05430 a		1,704,275	1,749,522	1,773,892

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2010 Semiannual Report

American Strategic Income Portfolio (ASP)

DESCRIPTION	PAR/ SHARES	COST	FAIR VALUE ¶

Federal National Mortgage Association,
6.00%, 10/1/16, #610761 a	$177,524	$179,558	$191,391
5.00%, 7/1/18, #724954 a	945,302	944,458	1,005,904
6.50%, 6/1/29, #252497 a	109,429	108,832	118,804
7.50%, 3/1/30, #495694	55,446	54,714	60,530
7.50%, 5/1/30, #535289 a	25,774	25,070	29,032
8.00%, 5/1/30, #538266 a	11,169	11,055	12,834
6.00%, 5/1/31, #535909 a	205,547	206,500	221,325
6.50%, 11/1/31, #613339 a	115,401	117,496	125,287
5.50%, 7/1/33, #720735 a	1,377,474	1,363,803	1,458,201
5.00%, 7/1/39, #935588 a	873,586	894,457	907,360
Total U.S. Government Agency Mortgage-Backed Securities		6,107,097	6,383,184
Commercial Mortgage-Backed Securities — 26.1%
Other — 26.1%
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4, 5.72%, 9/11/38 ¶ r	1,200,000	979,857	1,253,170
Series 2007-PWR17, Class A4, 5.69%, 6/11/50	1,985,000	1,770,471	1,906,269
Series 2007-T28, Class A4, 5.74%, 9/11/42	1,200,000	939,234	1,235,196
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.22%, 7/15/44 r	2,357,000	1,520,060	2,444,842
Series 2007-CD5, Class A4, 5.89%, 11/15/44 r	1,550,000	1,447,861	1,486,681
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,900,000	2,020,417	2,772,244
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41 r	1,875,000	1,387,258	1,944,780
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.65%, 6/13/42 r	1,160,000	935,706	1,178,401
Total Commercial Mortgage-Backed Securities		11,000,864	14,221,583
Preferred Stocks — 22.4%
Real Estate Investment Trusts — 22.4%
AMB Property, Series L	26,560	597,940	565,197
AMB Property, Series M	5,600	139,850	123,200
BRE Properties, Series C	30,150	599,080	662,395
BRE Properties, Series D	2,400	47,688	52,896
Developers Diversified Realty, Series G	20,000	447,000	452,000
Developers Diversified Realty, Series H	12,060	247,230	260,496
Developers Diversified Realty, Series I	1,950	40,657	42,276
Duke Realty, Series J	2,100	52,246	42,210
Duke Realty, Series L	8,750	167,300	175,087
Duke Realty, Series M	26,120	532,400	576,207
Duke Realty, Series O	20,300	479,080	509,530
Equity Residential Properties, Series N	28,800	557,520	675,648
HRPT Properties Trust, Series B	8,171	212,725	200,108
National Retail Properties, Series C	25,000	527,500	590,500
ProLogis Trust, Series F	5,975	139,549	129,658
ProLogis Trust, Series G	3,800	79,800	80,484
PS Business Parks, Series H	22,060	389,700	497,674
PS Business Parks, Series I	4,240	83,401	93,238
PS Business Parks, Series K	25,000	578,750	624,000
PS Business Parks, Series M	12,060	248,436	274,244
PS Business Parks, Series P	3,750	71,887	81,188
Public Storage, Series A	6,000	144,291	138,780
Public Storage, Series C	5,000	100,000	115,800
Public Storage, Series E	14,200	263,000	334,694
Public Storage, Series F	9,300	231,105	208,134

First American Mortgage Funds 2010 Semiannual Report

Schedule of INVESTMENTS February 28, 2010 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶

Public Storage, Series I	12,060	$262,305	$304,997
Public Storage, Series K	8,000	174,000	202,000
Public Storage, Series X	3,000	74,330	67,200
Public Storage, Series Z	11,500	282,309	257,945
Realty Income, Series D	20,500	546,185	516,600
Realty Income, Series E	37,060	714,246	905,746
Regency Centers, Series C	22,060	482,737	525,028
Regency Centers, Series E	24,060	483,600	531,245
Simon Property Group, Series J	11,000	511,500	626,670
Vornado Realty Trust, Series E	4,800	121,338	111,216
Vornado Realty Trust, Series G	30,000	483,000	649,200
Total Preferred Stocks		11,113,685	12,203,491
Total Unaffiliated Investments		65,573,097	69,518,322
Short-Term Investment — 2.8%
First American Prime Obligations Fund, Class Z, 0.04% W	1,508,678	1,508,678	1,508,678
Total Investments ▲ — 130.5%		$67,081,775	$71,027,000
Other Assets and Liabilities, Net — (30.5)%			(16,608,813)
Total Net Assets — 100.0%			$54,418,187

¶  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

°°  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2010, the total fair value of these securities was $36,710,064 or 67.5% of total net assets. See note 2 in Notes to Financial Statements.

p  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2010. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2010.

b  Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company ("MMLIC"). On February 28, 2010, securities valued at $25,686,942 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$8,600,000	5.00%	$1,195
2,400,000	5.00%	334
$11,000,000		$1,529

*  Interest rate as of February 28, 2010. Rate is based on the London Interbank Offered Rate ("LIBOR") plus 2.625% subject to a "floor" interest rate of 5.00% and reset monthly.

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2010 Semiannual Report

American Strategic Income Portfolio (ASP)

Description of collateral:

Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11, $1,375,023 par
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17, $1,896,711 par
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11, $1,145,121 par
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12, $1,894,433 par
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17, $1,250,000 par
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17, $2,000,000 par
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11, $1,565,126 par
Naples Boat Club, Naples, FL, 6.43%, 1/1/17, $1,656,700 par
Palace Court, Santa Fe, NM, 6.68%, 11/1/11, $1,877,282 par
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13, $1,900,000 par
Park Hollywood, Portland, OR, 7.38%, 6/1/12, $1,081,238 par
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11, $1,352,915 par
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11, $1,481,687 par
Stephens Center, Missoula, MT, 6.38%, 9/1/10, $1,781,228 par
The Storage Place, Marana, AZ, 6.65%, 1/1/13, $3,200,000 par

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $8,600,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $2,400,000. Loans made under the loan agreement are secured by whole loans in the fund's portfolio and bear interest at the one-month LIBOR plus 2.625% with a "floor" interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund's revolving loan commitment.

¶  Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2010.

/  Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

r  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2010.

a  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2010, securities valued at $6,249,200 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$5,045,000	2/22/10	0.25%	3/24/10	$245	(1)
866,000	2/8/10	0.25%	3/10/10	126	(2)
$5,911,000				$371

*  Interest rate as of February 28, 2010. Rate is based on the LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $376,722 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,704,275 par
Federal National Mortgage Association, 6.00%, 10/1/16, $177,524 par
Federal National Mortgage Association, 5.00%, 7/1/18, $945,302 par
Federal National Mortgage Association, 6.50%, 6/1/29, $109,429 par
Federal National Mortgage Association, 7.50%, 5/1/30, $25,774 par
Federal National Mortgage Association, 8.00%, 5/1/30, $11,169 par
Federal National Mortgage Association, 6.00%, 5/1/31, $205,547 par
Federal National Mortgage Association, 6.50%, 11/1/31, $115,401 par
Federal National Mortgage Association, 5.50%, 7/1/33, $1,377,474 par

(2)  Goldman Sachs:
Federal National Mortgage Association, 5.00%, 7/1/39, $873,586 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government agency mortgage-backed securities as collateral.

First American Mortgage Funds 2010 Semiannual Report

Schedule of INVESTMENTS February 28, 2010 (unaudited)

American Strategic Income Portfolio (ASP)

W  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2010. See note 3 in Notes to Financial Statements.

▲  On February 28, 2010, the cost of investments for federal income tax purposes was approximately $67,081,775. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,260,313
Gross unrealized depreciation	(1,315,088)
Net unrealized appreciation	$3,945,225

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2010 Semiannual Report

American Strategic Income Portfolio II (BSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶

(Percentages of each investment category relate to total net assets)
Whole Loans °° p — 77.6%
Commercial Loans — 43.6%
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11 b	6/23/04	$6,200,382	$6,200,382	$6,324,389
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11 b	8/18/06	1,452,068	1,452,068	1,481,110
American Mini-Storage, Memphis, TN, 6.80%, 12/1/10 b ¶	11/5/07	3,056,045	3,056,045	3,086,605
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17 b	3/31/97	1,101,796	1,101,796	1,097,408
Hickman Road, Clive, IA, 6.78%, 1/1/13 b ¶	12/3/07	5,500,000	5,500,000	5,610,000
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 b	9/17/03	1,465,221	1,465,221	1,538,482
Office City Plaza, Houston, TX, 6.43%, 6/1/12 b	5/25/07	5,440,965	5,440,965	5,604,194
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11 b	1/4/06	11,957,177	11,957,177	12,076,749
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11 b	3/30/06	1,423,981	1,423,981	1,438,220
Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17 b	12/13/06	1,795,561	1,795,561	1,781,282
Raveneaux Country Club, Spring, TX, 7.93%, 1/1/10 ¶ ◆ /	12/19/05	8,800,000	8,800,000	6,195,018
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12 b	6/28/02	2,384,791	2,384,791	2,432,487
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17 b	3/30/07	7,053,607	7,053,607	7,021,177
Signal Butte, Mesa, AZ, 6.90%, 7/1/17 b ¶ ◆	6/20/07	15,000,000	15,000,000	8,385,000
Station Square, Pompano Beach, FL, 6.33%, 2/1/14 b ¶	1/19/07	12,000,000	12,000,000	11,356,275
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14 b	2/15/07	1,261,175	1,261,175	1,322,532
			85,892,769	76,750,928
Multifamily Loans — 33.9%
Carolina Square Apartments, Tallahassee, FL, 6.63%, 8/1/12 b ¶	7/20/07	7,875,000	7,875,000	4,402,125
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13 b	6/5/03	3,814,627	3,814,627	4,005,358
Meadows Point, College Station, TX, 7.93%, 2/1/13 ¶ R	1/24/08	5,400,000	5,400,000	5,093,342
RP-Plaza Development, Oxnard, CA, 3.65%, 3/1/10 ¶ r	2/23/05	5,000,000	5,000,000	4,972,892
Sapphire Skies I, Cle Elum, WA, 7.93%, 7/1/11 ¶	12/23/05	8,805,908	8,805,908	8,805,908
Sapphire Skies II, Cle Elum, WA, 7.90%, 7/1/11 R	3/20/09	3,200,000	3,200,000	3,055,456
Summit Chase Apartments I, Coral Springs, FL, 5.93%, 4/1/12 b ¶	7/7/05	9,500,000	9,500,000	9,500,000
Summit Chase Apartments II, Coral Springs, FL, 9.90%, 4/1/12 ¶ R S	7/7/05	6,150,000	6,150,000	2,138,032
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 ¶	4/17/07	8,800,000	8,800,000	8,800,000
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 ¶ R S	4/17/07	2,298,600	2,298,600	1,472,895
Trinity Oaks Apartments I, Dallas, TX, 6.53%, 4/1/09 ¶ ◆ /	3/30/06	7,000,000	7,000,000	3,913,000
Trinity Oaks Apartments II, Dallas, TX, 7.88%, 4/1/09 ¶ / R S	3/30/06	1,690,000	1,690,000	907,747
Vista Bonita Apartments, Denton, TX, 7.90%, 6/1/10	3/4/05	2,677,662	2,677,662	2,677,662
			72,211,797	59,744,417
Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 10.48%, 12/1/20	12/18/92	49,580	49,995	50,235
PHH U.S. Mortgage, 2 loans, California & Delaware, 8.65%, 1/1/12	12/30/92	152,345	147,720	156,528
			197,715	206,763
Total Whole Loans			158,302,281	136,702,108
Corporate Notes °° ¶ — 12.3%
Fixed Rate — 12.3%
Sarofim South and Bland, 6.90%, 1/1/11	12/21/07	8,511,612	8,511,612	8,596,728
Stratus Properties II, 6.56%, 12/31/11	6/14/01	5,000,000	5,000,000	5,050,000
Stratus Properties III, 6.56%, 12/31/11	12/12/06	8,000,000	8,000,000	8,080,000
Total Corporate Notes			21,511,612	21,726,728

First American Mortgage Funds 2010 Semiannual Report

Schedule of INVESTMENTS February 28, 2010 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	PAR/ SHARES	COST	FAIR VALUE ¶

U.S. Government Agency Mortgage-Backed Securities a — 13.1%
Fixed Rate — 13.1%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	$2,009,184	$2,048,770	$2,160,908
9.00%, 7/1/30, #C40149	110,096	112,477	122,424
5.00%, 5/1/39, #G05430	3,627,048	3,723,341	3,775,206
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	131,119	131,545	141,362
5.50%, 6/1/17, #648508	181,256	181,820	194,830
5.00%, 9/1/17, #254486	287,517	287,997	305,949
5.00%, 11/1/17, #657356	588,674	590,648	626,413
6.50%, 6/1/29, #252497	729,525	725,544	792,023
7.50%, 5/1/30, #535289	92,786	90,250	104,517
8.00%, 5/1/30, #538266	40,211	39,797	46,202
8.00%, 6/1/30, #253347	114,212	113,036	131,229
5.00%, 11/1/33, #725027	8,937,887	9,137,679	9,314,156
5.00%, 7/1/39, #935588	5,241,518	5,352,233	5,444,159
Total U.S. Government Agency Mortgage-Backed Securities		22,535,137	23,159,378
Commercial Mortgage-Backed Securities r — 16.9%
Other — 16.9%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45	8,060,000	5,169,795	7,103,043
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, 5.47%, 1/12/45	10,000,000	8,448,977	10,093,737
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4, 5.70%, 12/10/49	3,625,000	2,962,220	3,450,358
Series 2008-C7, Class A4, 6.10%, 12/10/49	3,500,000	2,983,770	3,384,752
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44	5,950,000	5,432,710	5,706,937
Total Commercial Mortgage-Backed Securities		24,997,472	29,738,827
Preferred Stocks — 13.5%
Real Estate Investment Trusts — 13.5%
AMB Property, Series L	112,100	2,473,575	2,385,488
AMB Property, Series M	14,360	367,561	315,920
AMB Property, Series O	13,459	336,475	309,978
BRE Properties, Series C	54,000	1,072,980	1,186,380
BRE Properties, Series D	7,450	148,032	164,198
Developers Diversified Realty, Series H	6,600	135,300	142,560
Developers Diversified Realty, Series I	6,050	126,143	131,164
Duke Realty, Series L	27,260	521,211	545,473
Duke Realty, Series M	83,200	1,704,000	1,835,392
Duke Realty, Series O	38,150	900,340	957,565
Equity Residential Properties, Series N	118,000	2,244,300	2,768,280
Kimco Realty, Series F	78,000	1,823,500	1,725,360
Kimco Realty, Series G	20,800	467,376	526,032
ProLogis Trust, Series F	26,120	630,278	566,804
ProLogis Trust, Series G	11,700	245,700	247,806
PS Business Parks, Series H	37,600	752,000	848,256
PS Business Parks, Series I	13,200	259,644	290,268
PS Business Parks, Series M	37,600	774,560	855,024
PS Business Parks, Series P	11,650	223,330	252,223
Public Storage, Series A	40,000	977,346	925,200
Public Storage, Series E	13,200	264,000	311,124

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2010 Semiannual Report

American Strategic Income Portfolio II (BSP)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶

Public Storage, Series I	37,600	$817,800	$950,904
Public Storage, Series K	24,850	540,487	627,462
Realty Income, Series D	90,000	2,281,500	2,268,000
Realty Income, Series E	37,600	812,160	918,944
Regency Centers, Series C	37,600	812,912	894,880
Regency Centers, Series E	39,200	791,840	852,992
Total Preferred Stocks		22,504,350	23,803,677
Total Unaffiliated Investments		249,850,852	235,130,718
Real Estate Owned °° ● — 2.0%
Lake Point Terrace Apartments, Madison, WI		5,006,876	3,542,096
Short-Term Investment — 1.2%
First American Prime Obligations Fund, Class Z, 0.04% W	2,083,691	2,083,691	2,083,691
Total Investments ▲ — 136.6%		$256,941,419	$240,756,505
Other Assets and Liabilities, Net — (36.6)%			(64,452,786)
Total Net Assets — 100.0%			$176,303,719

¶  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

°°  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2010, the total fair value of these securities was $161,970,932 or 91.9% of total net assets. See note 2 in Notes to Financial Statements.

p  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2010. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2010. For participating loans the rates are based on the annual cash flow payments at the time of purchase.

b  Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company ("MMLIC"). On February 28, 2010, securities valued at $88,463,393 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$45,100,000	5.00%	$6,264

*  Interest rate as of February 28, 2010. Rate is based on the London Interbank Offered Rate ("LIBOR") plus 2.625% subject to a "floor" interest rate of 5.00% and reset monthly.

Description of collateral:

5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11, $6,200,382 par
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11, $1,452,068 par
American Mini-Storage, Memphis, TN, 6.80%, 12/1/10, $3,056,045 par
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17, $1,101,796 par
Carolina Square Apartments, Tallahassee, FL, 6.63%, 8/1/12, $7,875,000 par
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13, $3,814,627 par
Hickman Road, Clive, IA, 6.78%, 1/1/13, $5,500,000 par
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13, $1,465,221 par
Office City Plaza, Houston, TX, 6.43%, 6/1/12, $5,440,965 par
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11, $11,957,177 par
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11, $1,423,981 par
Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17, $1,795,561 par
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12, $2,384,791 par
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17, $7,053,607 par
Signal Butte, Mesa, AZ, 6.90%, 7/1/17, $15,000,000 par
Station Square, Pompano Beach, FL, 6.33%, 2/1/14, $12,000,000 par
Summit Chase Apartments I, Coral Springs, FL, 5.93%, 4/1/12, $9,500,000 par
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14, $1,261,175 par

First American Mortgage Funds 2010 Semiannual Report

Schedule of INVESTMENTS February 28, 2010 (unaudited)

American Strategic Income Portfolio II (BSP)

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $45,100,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $12,900,000. Loans made under the loan agreement are secured by whole loans in the fund's portfolio and bear interest at the one-month LIBOR plus 2.625% with a "floor" interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund's revolving loan commitment.

¶  Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2010.

◆  Loan is currently in default with regards to scheduled interest and/or principal payments.

/  Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

R  Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

r  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2010.

S  The participating loan is not currently making monthly cash flow payments.

a  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2010, securities valued at $23,159,378 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$14,144,000	2/8/10	0.25%	3/10/10	$2,063	(1)
7,572,000	2/22/10	0.25%	3/24/10	368	(2)
$21,716,000				$2,431

*  Interest rate as of February 28, 2010. Rate is based on LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $313,935 par
Federal National Mortgage Association, 5.00%, 11/1/33, $8,937,887 par
Federal National Mortgage Association, 5.00%, 7/1/39, $5,241,518 par

(2)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,695,249 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $110,096 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $3,627,048 par
Federal National Mortgage Association, 6.00%, 10/1/16, $131,119 par
Federal National Mortgage Association, 5.50%, 6/1/17, $181,256 par
Federal National Mortgage Association, 5.00%, 9/1/17, $287,517 par
Federal National Mortgage Association, 5.00%, 11/1/17, $588,674 par
Federal National Mortgage Association, 6.50%, 6/1/29, $729,525 par
Federal National Mortgage Association, 7.50%, 5/1/30, $92,786 par
Federal National Mortgage Association, 8.00%, 5/1/30, $40,211 par
Federal National Mortgage Association, 8.00%, 6/1/30, $114,212 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government agency mortgage-backed securities as collateral.

●  Real Estate Owned. See note 2 in Notes to Financial Statements.

W  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2010. See note 3 in Notes to Financial Statements.

▲  On February 28, 2010, the cost of investments for federal income tax purposes was approximately $256,941,419. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$8,246,265
Gross unrealized depreciation	(24,431,179)
Net unrealized depreciation	$(16,184,914)

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2010 Semiannual Report

American Strategic Income Portfolio III (CSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶

(Percentages of each investment category relate to total net assets)
Whole Loans °° p — 83.9%
Commercial Loans — 52.4%
150 North Pantano I, Tucson, AZ, 5.90%, 2/1/10 b ¶ / ◆	1/4/05	$3,525,000	$3,525,000	$3,369,776
150 North Pantano II, Tucson, AZ, 14.88%, 2/1/10 ¶ / ◆	1/4/05	440,000	440,259	279,483
8324 East Hartford Drive I, Scottsdale, AZ, 7.90%, 5/1/12 b	4/8/04	3,425,547	3,425,547	3,425,547
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09 / ◆	12/18/02	4,959,112	4,966,550	2,772,144
Alliant University, Fresno, CA, 7.15%, 8/1/11 b	7/12/06	2,763,876	2,763,876	2,791,515
Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12 b ¶	7/9/07	2,150,000	2,150,000	2,214,500
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/14 b	8/2/04	2,857,581	2,857,581	2,857,581
Carrier 360 I, Grand Prairie, TX, 6.40%, 1/1/10 b /	6/28/04	3,104,381	3,104,381	3,104,379
Carrier 360 II, Grand Prairie, TX, 6.38%, 1/1/10 /	12/16/05	324,286	324,286	324,286
Fairview Business Park, Salem, OR, 7.33%, 8/1/11 b ◆	7/14/06	7,590,028	7,592,696	4,242,826
First Colony Marketplace, Sugar Land, TX, 6.43%, 9/1/10 b ¶	8/15/07	11,700,000	11,700,000	11,562,994
France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12 b	9/12/02	4,250,005	4,250,005	4,462,505
France Avenue Business Park II (second), Brooklyn Center, MN, 7.38%, 10/1/12 ¶	1/17/08	600,000	600,000	601,034
Jilly's American Grill, Scottsdale, AZ, 6.88%, 9/1/10 b ¶ r	8/19/05	1,810,000	1,810,000	1,810,000
La Cholla Plaza I, Tucson, AZ, 3.43%, 8/1/09 b ¶ / r	7/26/06	11,135,604	11,135,604	11,063,943
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/09 ¶ / ◆	7/26/06	1,389,396	1,389,396	819,899
NCH Commercial Pool I, Tucson, AZ, 11.93%, 4/1/10 ¶ ◆	3/27/07	5,500,000	5,500,000	2,965,110
NCH Commercial Pool II, Phoenix, AZ, 11.93%, 1/1/11 ¶ ◆	12/4/07	14,000,000	14,019,534	9,474,612
Noah's Ark Self Storage, San Antonio, TX, 6.48%, 9/1/10 b ¶	8/24/07	2,400,000	2,400,000	2,400,000
North Austin Business Center, Austin, TX, 5.65%, 11/1/11 b	10/29/04	3,758,660	3,758,660	3,796,247
Outlets at Casa Grande I, Casa Grande, AZ, 6.93%, 3/1/11 b ¶ ◆	2/27/06	7,300,000	7,300,423	5,294,301
Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11 b ¶ ◆	4/11/07	3,500,000	3,500,199	2,522,056
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17 b ¶	3/26/07	4,600,000	4,600,000	4,651,925
RealtiCorp Fund III, Orlando/Crystal River, FL, 6.93%, 7/1/11 ¶	2/28/06	4,222,755	4,222,755	4,222,755
Silver Star Storage, Austin, TX, 6.40%, 4/1/11 b ¶	3/25/08	4,126,045	4,126,045	4,167,305
Spa Atlantis, Pompano Beach, FL, 6.43%, 8/1/14 ¶	9/30/05	11,000,000	11,000,000	11,000,000
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11 b	8/25/04	3,438,237	3,438,237	3,507,002
			125,901,034	109,703,725
Multifamily Loans — 31.5%
Avalon Hills I, Omaha, NE, 6.93%, 3/1/10 b ¶	3/1/07	10,720,000	10,720,000	10,720,000
Avalon Hills II, Omaha, NE, 9.88%, 3/1/10 ¶ R S	3/1/07	2,448,800	2,448,800	1,542,657
Chateau Club Apartments I, Athens, GA, 6.68%, 12/1/10 ¶ ◆	12/20/07	6,623,000	6,623,000	4,002,931
Chateau Club Apartments II, Athens, GA, 6.88%, 12/1/10 ¶ R S	12/20/07	2,368,624	2,368,624	718,097
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13 b	8/29/03	2,414,986	2,414,986	2,449,345
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09 b / ◆	10/14/05	7,389,373	7,389,373	4,757,391
Courtyards at Mesquite II, Mesquite, TX, 7.90%, 11/1/09 ¶ / R S	10/14/05	2,850,000	2,850,000	1,700,978
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12 b	8/26/04	2,492,917	2,492,917	2,567,705
El Dorado Apartments II, Tucson, AZ, 7.13%, 9/1/12	8/26/04	489,187	489,187	503,863
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14 b	12/24/03	1,120,563	1,120,563	1,176,591
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	32,652	32,652	32,184
Good Haven Apartments I, Dallas, TX, 5.43%, 9/1/07 ¶ / ◆ r	8/24/04	6,737,000	6,737,000	3,765,983
Good Haven Apartments II, Dallas, TX, 14.88%, 9/1/07 ¶ / ◆	8/24/04	842,000	842,000	22,298
Good Haven Apartments III, Dallas, TX, 14.88%, 5/1/09 ¶ / ◆	7/3/08	694,096	694,096	18,381
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	813,311	813,311	853,977
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	32,652	32,652	32,184
Montevista Apartments, Fort Worth, TX, 7.43%, 9/1/12 ¶ R S	8/30/07	7,308,000	7,308,000	6,119,751
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 11/1/09 ¶ / ◆	10/17/06	4,993,450	4,993,450	2,823,644
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	768,705	768,705	807,140
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	32,652	32,652	32,184
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 b ¶ /	1/17/07	3,328,000	3,328,000	3,252,434
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10 ¶ /	1/17/07	416,000	416,000	305,011
RiverPark Land Lot III, Oxnard, CA, 3.65%, 5/1/10 ¶ r	10/9/07	3,650,000	3,650,000	3,638,626

First American Mortgage Funds 2010 Semiannual Report

Schedule of INVESTMENTS February 28, 2010 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶

Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12 b	2/1/07	$3,530,460	$3,530,460	$3,214,832
Vista Village Apartments I, El Paso, TX, 6.53%, 4/1/10 b	3/30/07	6,051,385	6,051,385	6,051,385
Vista Village Apartments II, El Paso, TX, 9.88%, 4/1/10	3/30/07	348,994	348,994	318,903
Whispering Oaks I, Little Rock, AR, 5.93%, 2/1/12 b ¶ ◆	1/10/07	5,800,000	5,800,000	3,748,729
Whispering Oaks II, Little Rock, AR, 9.88%, 2/1/12 ¶ R S	1/10/07	2,636,000	2,636,000	916,242
			86,932,807	66,093,446
Total Whole Loans			212,833,841	175,797,171
Corporate Notes °° ¶ — 12.1%
Fixed Rate — 12.1%
Sarofim Brookhaven, 6.90%, 1/1/11	12/21/07	10,040,375	10,040,375	10,140,779
Stratus Properties IV, 6.56%, 12/31/11	12/1/06	7,000,000	7,000,000	7,070,000
Stratus Properties VI, 6.92%, 12/31/11	6/1/07	8,000,000	8,000,000	8,080,000
Total Corporate Notes			25,040,375	25,290,779
Private Mortgage-Backed Security °° — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 6.06%, 10/25/21	7/30/93	93,038	59,849	—
U.S. Government Agency Mortgage-Backed Securities a — 15.5%
Fixed Rate — 15.5%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		2,009,184	2,048,769	2,160,908
9.00%, 7/1/30, #C40149		154,135	157,468	171,393
5.00%, 5/1/39, #G05430		4,981,729	5,113,987	5,185,223
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		131,119	131,546	141,362
5.50%, 2/1/17, #623874		252,058	251,690	270,462
5.50%, 6/1/17, #648508		181,256	181,820	194,830
5.00%, 9/1/17, #254486		287,517	287,998	305,949
5.00%, 11/1/17, #657356		588,674	590,647	626,413
6.50%, 6/1/29, #252497		510,667	507,881	554,416
7.50%, 5/1/30, #535289		92,786	90,250	104,517
8.00%, 5/1/30, #538266		40,211	39,797	46,202
8.00%, 6/1/30, #253347		102,791	101,732	118,107
5.00%, 11/1/33, #725027		3,551,940	3,631,338	3,701,470
5.00%, 12/1/35, #995317		7,693,188	7,932,434	8,017,058
5.00%, 7/1/39, #AA9716		8,346,090	8,578,484	8,668,756
5.00%, 7/1/39, #935512		2,164,454	2,207,800	2,248,133
Total U.S. Government Agency Mortgage-Backed Securities			31,853,641	32,515,199
Commercial Mortgage-Backed Securities r — 5.5%
Other — 5.5%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45		6,400,000	4,105,048	5,640,134
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44		3,600,000	3,370,598	3,452,936
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41		2,250,000	1,529,697	2,333,736
Total Commercial Mortgage-Backed Securities			9,005,343	11,426,806

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2010 Semiannual Report

American Strategic Income Portfolio III (CSP)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶

Preferred Stocks — 20.4%
Real Estate Investment Trusts — 20.4%
AMB Property, Series L	164,120	$3,789,361	$3,492,474
AMB Property, Series M	41,240	950,889	907,280
AMB Property, Series O	9,613	240,325	221,400
AMB Property, Series P	21,200	429,300	468,520
BRE Properties, Series C	66,300	1,317,381	1,456,611
BRE Properties, Series D	5,250	104,318	115,710
Developers Diversified Realty, Series G	57,600	997,080	1,301,760
Developers Diversified Realty, Series H	41,320	667,318	892,512
Developers Diversified Realty, Series I	4,270	89,030	92,574
Duke Realty, Series J	20,956	535,385	421,216
Duke Realty, Series L	19,220	367,486	384,592
Duke Realty, Series M	55,040	1,110,800	1,214,182
Duke Realty, Series O	44,550	1,051,380	1,118,205
Equity Residential Properties, Series N	10,700	226,305	251,022
Kimco Realty, Series F	163,000	3,797,000	3,605,560
Kimco Realty, Series G	114,700	2,796,559	2,900,763
ProLogis Trust, Series F	33,905	835,567	735,738
ProLogis Trust, Series G	8,300	174,300	175,794
PS Business Parks, Series H	26,520	530,400	598,291
PS Business Parks, Series I	94,300	1,634,731	2,073,657
PS Business Parks, Series K	25,000	575,000	624,000
PS Business Parks, Series L	7,000	179,550	167,650
PS Business Parks, Series M	26,520	546,312	603,065
PS Business Parks, Series O	100,000	2,050,000	2,337,000
PS Business Parks, Series P	8,200	157,194	177,530
Public Storage, Series A	38,000	921,909	878,940
Public Storage, Series C	30,000	626,100	694,800
Public Storage, Series E	9,300	186,000	219,201
Public Storage, Series H	40,000	876,000	962,800
Public Storage, Series I	26,520	576,810	670,691
Public Storage, Series K	17,550	381,712	443,137
Public Storage, Series L	20,000	430,000	469,200
Public Storage, Series X	74,000	1,786,319	1,657,600
Public Storage, Series Z	30,000	746,643	672,900
Realty Income, Series D	97,500	2,474,125	2,457,000
Realty Income, Series E	26,520	572,832	648,149
Regency Centers, Series C	26,520	573,362	631,176
Regency Centers, Series E	94,270	2,221,248	2,051,315
Vornado Realty Trust, Series E	7,400	186,598	171,458
Vornado Realty Trust, Series F	7,800	164,970	172,146
Vornado Realty Trust, Series H	163,000	2,771,000	3,651,200
Total Preferred Stocks		40,648,599	42,788,819
Total Unaffiliated Investments		319,441,648	287,818,774
Real Estate Owned °° ● — 1.1%
Memphis Medical Building, Memphis, TN		4,250,000	2,375,750

First American Mortgage Funds 2010 Semiannual Report

Schedule of INVESTMENTS February 28, 2010 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶

Short-Term Investment — 0.7%
First American Prime Obligations Fund, Class Z, 0.04% W	1,502,005	$1,502,005	$1,502,005
Total Investments ▲ — 139.2%		$325,193,653	$291,696,529
Other Assets and Liabilities, Net — (39.2)%			(82,189,414)
Total Net Assets — 100.0%			$209,507,115

¶  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

°°  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2010, the total fair value of these securities was $203,463,700 or 97.1% of total net assets. See note 2 in Notes to Financial Statements.

p  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2010. For participating loans the rates are based on the annual cash flow payments expected at the time of purchase.

b  Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company ("MMLIC"). On February 28, 2010, securities valued at $115,182,814 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$54,400,000	5.00%	$7,556
275,000	5.00%	38
$54,675,000		$7,594

*  Interest rate as of February 28, 2010. Rate is based on the London Interbank Offered Rate ("LIBOR") plus 2.625% subject to a "floor" interest rate of 5.00% and reset monthly.

Description of collateral:

150 North Pantano I, Tucson, AZ, 5.90%, 2/1/10, $3,525,000 par
8324 East Hartford Drive I, Scottsdale, AZ, 7.90%, 5/1/12, $3,425,547 par
Alliant University, Fresno, CA, 7.15%, 8/1/11, $2,763,876 par
Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12, $2,150,000 par
Avalon Hills I, Omaha, NE, 6.93%, 3/1/10, $10,720,000 par
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/14, $2,857,581 par
Carrier 360 I, Grand Prairie, TX, 6.40%, 1/1/10, $3,104,381 par
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13, $2,414,986 par
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09, $7,389,373 par
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12, $2,492,917 par
Fairview Business Park, Salem, OR, 7.33%, 8/1/11, $7,590,028 par
First Colony Marketplace, Sugar Land, TX, 6.43%, 9/1/10, $11,700,000 par
France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12, $4,250,005 par
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14, $1,120,563 par
Jilly's American Grill, Scottsdale, AZ, 6.88%, 9/1/10, $1,810,000 par
La Cholla Plaza I, Tucson, AZ, 3.43%, 8/1/09, $11,135,604 par
Noah's Ark Self Storage, San Antonio, TX, 6.48%, 9/1/10, $2,400,000 par
North Austin Business Center, Austin, TX, 5.65%, 11/1/11, $3,758,660 par
Outlets at Casa Grande I, Casa Grande, AZ, 6.93%, 3/1/11, $7,300,000 par
Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11, $3,500,000 par
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17, $4,600,000 par
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10, $3,328,000 par
Silver Star Storage, Austin, TX, 6.40%, 4/1/11, $4,126,045 par
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11, $3,438,237 par
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12, $3,530,460 par
Vista Village Apartments I, El Paso, TX, 6.53%, 4/1/10, $6,051,385 par
Whispering Oaks I, Little Rock, AR, 5.93%, 2/1/12, $5,800,000 par

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $54,400,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $15,600,000. Loans made under the loan agreement are secured by whole loans in the fund's portfolio and bear interest at

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2010 Semiannual Report

American Strategic Income Portfolio III (CSP)

the one-month LIBOR plus 2.625% with a "floor" interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund's revolving loan commitment.

¶  Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2010.

/  Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

◆  Loan is currently in default with regards to scheduled interest and/or principal payments.

r  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2010.

R  Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S  The participating loan is not currently making monthly cash flow payments.

a  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2010, securities valued at $32,272,097 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$27,191,000	2/22/10	0.25%	3/24/10	$1,322	(1)
3,523,000	2/8/10	0.25%	3/10/10	514	(2)
$30,714,000				$1,836

*  Interest rate as of February 28, 2010. Rate is based on LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,783,151 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $154,135 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $4,981,729 par
Federal National Mortgage Association, 6.00%, 10/1/16, $131,119 par
Federal National Mortgage Association, 5.50%, 2/1/17, $252,058 par
Federal National Mortgage Association, 5.50%, 6/1/17, $181,256 par
Federal National Mortgage Association, 5.00%, 9/1/17, $287,517 par
Federal National Mortgage Association, 5.00%, 11/1/17, $588,674 par
Federal National Mortgage Association, 6.50%, 6/1/29, $510,667 par
Federal National Mortgage Association, 7.50%, 5/1/30, $92,786 par
Federal National Mortgage Association, 8.00%, 5/1/30, $40,211 par
Federal National Mortgage Association, 8.00%, 6/1/30, $102,791 par
Federal National Mortgage Association, 5.00%, 12/1/35, $7,693,188 par
Federal National Mortgage Association, 5.00%, 7/1/39, $8,346,090 par
Federal National Mortgage Association, 5.00%, 7/1/39, $2,164,454 par

(2)  Goldman Sachs:
Federal National Mortgage Association, 5.00%, 11/1/33, $3,551,940 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government agency mortgage-backed securities as collateral.

●  Real Estate Owned. See note 2 in Notes to Financial Statements.

W  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2010. See note 3 in Notes to Financial Statements.

▲  On February 28, 2010, the cost of investments for federal income tax purposes was approximately $325,193,653. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,462,195
Gross unrealized depreciation	(40,959,319)
Net unrealized depreciation	$(33,497,124)

First American Mortgage Funds 2010 Semiannual Report

Schedule of INVESTMENTS February 28, 2010 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶

(Percentages of each investment category relate to total net assets)
Whole Loans °° p — 82.0%
Commercial Loans — 61.6%
12000 Aerospace, Clear Lake, TX, 6.93%, 1/1/15 b	12/22/04	$4,939,362	$4,939,362	$4,939,362
ABC Conoco, Aspen, CO, 6.65%, 11/1/11 b	10/31/06	3,885,988	3,885,988	3,963,708
Cingular Wireless Building, Richardson, TX, 7.03%, 7/1/11 b	6/21/06	6,408,686	6,408,686	6,472,773
Clear Lake Central I, Webster, TX, 6.63%, 8/1/11 b	7/27/06	6,995,766	6,995,766	7,065,724
Gallery Row, Tucson, AZ, 11.88%, 10/1/11 ¶ ◆	9/7/06	500,000	500,207	322,369
George Gee Hummer, Liberty Lake, WA, 5.75%, 7/1/10 b ¶	6/30/05	2,125,000	2,125,000	1,784,877
George Gee Pontiac I, Liberty Lake, WA, 5.78%, 7/1/10 b ¶	6/30/05	4,675,000	4,675,000	3,927,278
George Gee Pontiac II, Liberty Lake, WA, 5.75%, 7/1/10 ¶	9/14/06	750,000	750,000	629,957
George Gee Porsche, Liberty Lake, WA, 5.75%, 7/1/10 b ¶	9/14/06	2,500,000	2,500,000	2,099,856
Highland Park I, Scottsdale, AZ, 6.77%, 3/1/11 b	2/23/06	9,225,072	9,225,072	9,317,322
Highland Park II, Scottsdale, AZ, 9.88%, 3/1/11	2/23/06	1,185,430	1,185,430	1,130,087
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10 b ¶ ◆	7/18/07	3,520,000	3,520,000	3,055,890
Kolb Plaza II, Tucson, AZ, 9.88%, 8/1/10 ¶ ◆	7/18/07	440,000	440,000	220,090
Landmark Bank Center, Euless, TX, 5.85%, 5/1/11 ¶	7/1/04	3,242,424	3,242,424	3,242,424
Landmark Bank Center II, Euless, TX, 6.88%, 5/1/11 ¶	6/12/08	1,157,576	1,157,576	1,042,425
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17 b ¶	5/23/07	2,175,000	2,175,000	2,195,506
Northrop Grumman Campus I, Colorado Springs, CO, 5.93%, 12/1/09 b ¶ / r	11/15/05	5,700,000	5,700,000	4,950,148
Northrop Grumman Campus II, Colorado Springs, CO, 13.88%, 12/1/09 ¶ /	11/15/05	500,000	500,000	383,402
Point Plaza, Turnwater, WA, 8.43%, 1/1/11	12/14/00	5,743,423	5,743,423	5,800,857
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12 b	10/12/07	7,946,222	7,946,222	8,025,684
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17 b	6/28/07	5,030,199	5,030,199	4,940,395
Town Square #6, Olympia, WA, 7.40%, 9/1/12 b	8/2/02	3,588,461	3,588,461	3,696,114
Victory Packaging, Phoenix, AZ, 8.50%, 1/1/12 b	12/20/01	2,301,131	2,301,131	2,347,154
			84,534,947	81,553,402
Multifamily Loans — 20.4%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15 b	8/11/03	4,309,327	4,309,327	4,524,793
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	8/11/03	397,584	397,584	417,463
Highland House Apartments, Dallas, TX, 6.80%, 10/1/10 b ¶	9/10/07	2,700,000	2,700,000	2,727,000
Keystone Crossings, Springdale, AZ, 8.15%, 7/1/10 ¶ R S	6/27/07	4,875,000	4,875,000	2,323,564
NCH Multifamily Pool II, Oklahoma City, OK, 11.93%, 10/1/10 ¶ ◆	10/1/07	5,400,000	5,407,597	3,421,199
Revere Apartments, Revere, MA, 6.28%, 3/1/12 b	3/8/07	1,639,880	1,639,880	1,689,077
RP Urban Partners, Oxnard, CA, 3.65%, 3/1/10 ¶ r	2/23/05	5,000,000	5,000,000	4,972,893
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13 b	6/5/03	6,618,147	6,618,147	6,949,053
			30,947,535	27,025,042
Total Whole Loans			115,482,482	108,578,444
Corporate Notes °° ¶ — 12.7%
Fixed Rate — 12.7%
Sarofim Northwest, 6.90%, 1/1/11	12/21/07	8,181,250	8,181,250	8,263,062
Stratus Properties I, 6.56%, 12/31/11	12/28/00	5,000,000	5,000,000	5,050,000
Stratus Properties VII, 6.92%, 12/31/11	6/1/07	3,500,000	3,500,000	3,535,000
Total Corporate Notes			16,681,250	16,848,062
U.S. Government Agency Mortgage-Backed Securities — 11.4%
Fixed Rate — 11.4%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 a		1,130,166	1,152,431	1,215,511
7.50%, 12/1/29, #C00896 a		196,199	193,222	221,513
5.00%, 5/1/39, #G05430 a		2,490,864	2,556,993	2,592,611

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2010 Semiannual Report

American Select Portfolio (SLA)

DESCRIPTION	PAR/ SHARES	COST	FAIR VALUE ¶

Federal National Mortgage Association,
5.00%, 11/1/17, #657356 a	$588,674	$590,648	$626,413
6.50%, 6/1/29, #252497 a	656,572	652,989	712,821
7.50%, 5/1/30, #535289 a	51,548	50,138	58,065
8.00%, 5/1/30, #538266 a	22,340	22,109	25,668
5.00%, 11/1/33, #725027 a	3,296,571	3,370,261	3,435,351
5.00%, 7/1/39, #935588 a	3,046,352	3,110,700	3,164,126
4.50%, 3/1/40, #932669	3,000,000	3,031,172	3,041,601
Total U.S. Government Agency Mortgage-Backed Securities		14,730,663	15,093,680
Commercial Mortgage-Backed Securities — 15.1%
Other — 15.1%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 r	6,400,000	4,105,048	5,640,134
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4, 5.72%, 9/11/38 r	2,100,000	1,524,012	2,193,048
Series 2007-T28, Class A4, 5.74%, 9/11/42	1,456,221	1,024,825	1,498,932
Series 2007-PWR17, Class A4, 5.69%, 6/11/50	3,315,000	2,956,731	3,183,517
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 r	2,000,000	1,845,843	1,918,298
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39	3,600,000	2,508,104	3,441,406
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41 r	2,000,000	1,391,925	2,074,432
Total Commercial Mortgage-Backed Securities		15,356,488	19,949,767
Preferred Stocks — 14.3%
Real Estate Investment Trusts — 14.3%
AMB Property, Series L	114,820	2,167,595	2,443,370
AMB Property, Series M	8,700	222,285	191,400
AMB Property, Series O	10,228	255,700	235,564
BRE Properties, Series C	59,550	1,183,259	1,308,314
BRE Properties, Series D	4,700	93,389	103,588
Developers Diversified Realty, Series H	23,820	488,310	514,512
Developers Diversified Realty, Series I	3,830	79,856	83,034
Duke Realty, Series L	17,270	330,202	345,573
Duke Realty, Series M	47,640	952,800	1,050,938
Duke Realty, Series O	40,000	944,000	1,004,000
Equity Residential Properties, Series N	49,500	950,925	1,161,270
Kimco Realty, Series G	78,200	1,902,854	1,977,678
ProLogis Trust, Series F	5,000	105,000	108,500
ProLogis Trust, Series G	7,400	155,400	156,732
PS Business Parks, Series H	23,820	476,400	537,379
PS Business Parks, Series I	8,400	165,228	184,716
PS Business Parks, Series K	50,000	1,162,500	1,248,000
PS Business Parks, Series M	23,820	490,692	541,667
PS Business Parks, Series P	7,400	141,858	160,210
Public Storage, Series E	38,300	914,900	902,731
Public Storage, Series I	23,820	518,085	602,408
Public Storage, Series K	15,700	341,475	396,425
Realty Income, Series D	60,000	1,521,000	1,512,000
Realty Income, Series E	23,820	514,512	582,161

First American Mortgage Funds 2010 Semiannual Report

Schedule of INVESTMENTS February 28, 2010 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶

Regency Centers, Series C	23,820	$514,988	$566,916
Regency Centers, Series E	46,170	1,032,215	1,004,659
Total Preferred Stocks		17,625,428	18,923,745
Total Unaffiliated Investments		179,876,311	179,393,698
Short-Term Investment — 5.4%
First American Prime Obligations Fund, Class Z, 0.04% W	7,144,227	7,144,227	7,144,227
Total Investments ▲ — 140.9%		$187,020,538	$186,537,925
Other Assets and Liabilities, Net — (40.9)%			(54,151,342)
Total Net Assets — 100.0%			$132,386,583

¶  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

°°  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2010, the total fair value of these securities was $125,426,506 or 94.7% of total net assets. See note 2 in Notes to Financial Statements.

p  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2010. For participating loans the rates are based on the annual cash flow payments expected at the time of purchase.

b  Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company ("MMLIC"). On February 28, 2010, securities valued at $84,671,714 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$31,900,000	5.00%	$4,430
9,100,000	5.00%	1,264
$41,000,000		$5,694

*  Interest rate as of February 28, 2010. Rate is based on the London Interbank Offered Rate ("LIBOR") plus 2.625% subject to a "floor" interest rate of 5.00% and reset monthly.

Description of collateral:

12000 Aerospace, Clear Lake, TX, 6.93%, 1/1/15, $4,939,362 par
ABC Conoco, Aspen, CO, 6.65%, 11/1/11, $3,885,988 par
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15, $4,309,327 par
Cingular Wireless Building, Richardson, TX, 7.03%, 7/1/11, $6,408,686 par
Clear Lake Central I, Webster, TX, 6.63%, 8/1/11, $6,995,766 par
George Gee Hummer, Liberty Lake, WA, 5.75%, 7/1/10, $2,125,000 par
George Gee Pontiac I, Liberty Lake, WA, 5.78%, 7/1/10, $4,675,000 par
George Gee Porsche, Liberty Lake, WA, 5.75%, 7/1/10, $2,500,000 par
Highland House Apartments, Dallas, TX, 6.80%, 10/1/10, $2,700,000 par
Highland Park I, Scottsdale, AZ, 6.77%, 3/1/11, $9,225,072 par
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10, $3,520,000 par
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17, $2,175,000 par
Northrop Grumman Campus I, Colorado Springs, CO, 5.93%, 12/1/09, $5,700,000 par
Revere Apartments, Revere, MA, 6.28%, 3/1/12, $1,639,880 par
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12, $7,946,222 par
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13, $6,618,147 par
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17, $5,030,199 par
Town Square #6, Olympia, WA, 7.40%, 9/1/12, $3,588,461 par
Victory Packaging, Phoenix, AZ, 8.50%, 1/1/12, $2,301,131 par

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $31,900,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $9,100,000. Loans made under the loan agreement are secured by whole loans in the fund's portfolio and bear interest at the

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2010 Semiannual Report

American Select Portfolio (SLA)

one-month LIBOR plus 2.625% with a "floor" interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund's revolving loan commitment.

¶  Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2010.

◆  Loan is currently in default with regards to scheduled interest and/or principal payments.

/  Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

r  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2010.

R  Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S  The participating loan is not currently making monthly cash flow payments.

a  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2010, securities valued at $12,052,079 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$6,292,000	2/8/10	0.25%	3/10/10	$918	(1)
5,118,000	2/22/10	0.25%	3/24/10	249	(2)
$11,410,000				$1,167

*  Interest rate as of February 28, 2010. Rate is based on LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)  Goldman Sachs:
Federal National Mortgage Association, 5.00%, 11/1/33, $3,296,571 par
Federal National Mortgage Association, 5.00%, 7/1/39, $3,046,352 par

(2)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,130,166 par
Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $196,199 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $2,490,864 par
Federal National Mortgage Association, 5.00%, 11/1/17, $588,674 par
Federal National Mortgage Association, 6.50%, 6/1/29, $656,572 par
Federal National Mortgage Association, 7.50%, 5/1/30, $51,548 par
Federal National Mortgage Association, 8.00%, 5/1/30, $22,340 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government agency mortgage-backed securities as collateral.

W  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2010. See note 3 in Notes to Financial Statements.

▲  On February 28, 2010, the cost of investments for federal income tax purposes was approximately $187,020,538. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,778,712
Gross unrealized depreciation	(8,261,325)
Net unrealized depreciation	$(482,613)

First American Mortgage Funds 2010 Semiannual Report

Statements of ASSETS AND LIABILITIES February 28, 2010 (unaudited)

	ASP	BSP	CSP	SLA
Assets:
Unaffiliated investments, at fair value (Cost: $65,573,097, $249,850,852, $319,441,648, $179,876,311) (note 2)	$69,518,322	$235,130,718	$287,818,774	$179,393,698
Affiliated money market fund, at fair value (Cost: $1,508,678, $2,083,691, $1,502,005, $7,144,227) (note 3)	1,508,678	2,083,691	1,502,005	7,144,227
Real estate owned, at fair value (Cost: $0, $5,006,876, $4,250,000, $0) (note 2)	—	3,542,096	2,375,750	—
Cash	—	835,853	—	—
Receivable for accrued dividends and interest	354,811	1,298,101	3,249,823	1,402,029
Prepaid expenses and other assets	89,122	420,614	458,417	263,390
Total assets	71,470,933	243,311,073	295,404,769	188,203,344
Liabilities:
Payable for investments purchased	—	—	—	3,034,922
Payable under loan agreement (note 2)	11,000,000	45,100,000	54,675,000	41,000,000
Payable for reverse repurchase agreements (note 2)	5,911,000	21,716,000	30,714,000	11,410,000
Bank overdraft	56,278	—	212,625	159,444
Payable for investment advisory fees (note 3)	20,957	64,072	67,185	50,080
Payable for administrative fees (note 3)	10,350	33,634	40,158	25,040
Payable for professional fees	23,037	21,424	18,589	23,037
Payable for transfer agent fees	601	699	706	651
Payable for interest expense	1,900	8,695	9,430	6,861
Payable for other expenses	28,623	62,830	159,961	106,726
Total liabilities	17,052,746	67,007,354	85,897,654	55,816,761
Net assets applicable to outstanding capital stock	$54,418,187	$176,303,719	$209,507,115	$132,386,583
Composition of net assets:
Capital stock and additional paid-in capital	$52,591,719	$204,964,182	$264,305,384	$139,926,118
Distributions in excess of net investment income	(495,080)	(2,833,130)	(4,174,815)	(1,698,479)
Accumulated net realized loss on investments (note 5)	(1,623,677)	(9,642,419)	(17,126,330)	(5,358,443)
Net unrealized appreciation (depreciation) of investments	3,945,225	(16,184,914)	(33,497,124)	(482,613)
Total–representing net assets applicable to capital stock	$54,418,187	$176,303,719	$209,507,115	$132,386,583
Net asset value and market price of capital stock:
Net assets applicable to capital stock	$54,418,187	$176,303,719	$209,507,115	$132,386,583
Shares outstanding (authorized 1 billion shares of each fund of $0.01 par value)	4,231,331	15,985,741	21,356,023	10,662,195
Net asset value per share	$12.86	$11.03	$9.81	$12.42
Market price per share	$12.24	$10.30	$9.00	$11.89

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2010 Semiannual Report

Statements of OPERATIONS For the six-month period ended February 28, 2010 (unaudited)

	ASP	BSP	CSP	SLA
Investment Income:
Interest from unaffiliated investments	$1,986,369	$6,513,198	$6,590,318	$5,299,675
Dividends from unaffiliated investments	465,679	1,012,466	1,647,743	752,473
Participating income from investments no longer held	—	—	231,790	189,233
Dividends from affiliated money market fund	663	1,375	2,362	870
Net operating income (loss) from real estate owned (note 2)	—	40,804	(40,039)	—
Total investment income	2,452,711	7,567,843	8,432,174	6,242,251
Expenses (note 3):
Investment advisory fees	148,540	459,084	517,814	325,539
Interest expense	322,844	1,358,977	1,677,044	1,156,825
Administrative fees	66,431	222,311	270,160	162,770
Custodian fees	5,386	18,097	21,927	13,242
Mortgage servicing fees	21,438	54,818	64,684	49,209
Professional fees	29,775	28,162	25,572	29,775
Postage and printing fees	5,682	10,643	13,517	9,041
Transfer agent fees	7,604	8,831	9,079	8,042
Listing fees	11,778	12,476	13,613	11,778
Directors' fees	14,858	14,858	14,858	14,858
Insurance fees	6,856	6,851	6,867	6,856
Pricing fees	12,535	12,534	12,551	12,534
Other expenses	21,282	38,158	44,712	28,264
Total expenses	675,009	2,245,800	2,692,398	1,828,733
Less: Fee reimbursements (note 3)	(588)	(1,552)	(1,810)	(1,037)
Less: Indirect payments from custodian (note 3)	(2)	(6)	(8)	(4)
Total net expenses	674,419	2,244,242	2,690,580	1,827,692
Net investment income	1,778,292	5,323,601	5,741,594	4,414,559
Net realized and unrealized gains (losses) on investments (notes 2 and 4):
Net realized gain (loss) on investments	2,391	(681,008)	(38,127)	103,061
Net change in unrealized appreciation or depreciation of investments	2,251,970	(1,476,409)	(14,279,737)	2,561,935
Net gain (loss) on investments	2,254,361	(2,157,417)	(14,317,864)	2,664,996
Net increase (decrease) in net assets resulting from operations	$4,032,653	$3,166,184	$(8,576,270)	$7,079,555

First American Mortgage Funds 2010 Semiannual Report

Statements of CHANGES IN NET ASSETS

	ASP		BSP
	Six-Month Period Ended 2/28/10 (unaudited)	Year Ended 8/31/09	Six-Month Period Ended 2/28/10 (unaudited)	Year Ended 8/31/09
Operations:
Net investment income	$1,778,292	$3,408,839	$5,323,601	$12,544,863
Net realized gain (loss) on investments	2,391	(706,602)	(681,008)	(2,056,209)
Net change in unrealized appreciation or depreciation of investments	2,251,970	3,691,282	(1,476,409)	(1,303,151)
Net increase (decrease) in net assets resulting from operations	4,032,653	6,393,519	3,166,184	9,185,503
Distributions to shareholders (note 2):
From net investment income	(2,272,225)	(3,234,304)	(8,392,515)	(11,669,592)
From net realized gain on investments	—	—	—	—
From return of capital	—	(87,291)	—	—
Total distributions	(2,272,225)	(3,321,595)	(8,392,515)	(11,669,592)
Total increase (decrease) in net assets	1,760,428	3,071,924	(5,226,331)	(2,484,089)
Net assets at beginning of period	52,657,759	49,585,835	181,530,050	184,014,139
Net assets at end of period	$54,418,187	$52,657,759	$176,303,719	$181,530,050
Undistributed (distributions in excess of) net investment income	$(495,080)	$(1,147)	$(2,833,130)	$235,784

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2010 Semiannual Report

	CSP		SLA
	Six-Month Period Ended 2/28/10 (unaudited)	Year Ended 8/31/09	Six-Month Period Ended 2/28/10 (unaudited)	Year Ended 8/31/09
Operations:
Net investment income	$5,741,594	$15,578,518	$4,414,559	$9,287,239
Net realized gain (loss) on investments	(38,127)	(11,409,043)	103,061	(1,439,055)
Net change in unrealized appreciation or depreciation of investments	(14,279,737)	112,282	2,561,935	358,244
Net increase (decrease) in net assets resulting from operations	(8,576,270)	4,281,757	7,079,555	8,206,428
Distributions to shareholders (note 2):
From net investment income	(9,802,416)	(14,809,841)	(6,109,438)	(9,218,893)
From net realized gain on investments	—	—	—	(32,960)
From return of capital	—	(1,527,519)	—	(4,000)
Total distributions	(9,802,416)	(16,337,360)	(6,109,438)	(9,255,853)
Total increase (decrease) in net assets	(18,378,686)	(12,055,603)	970,117	(1,049,425)
Net assets at beginning of period	227,885,801	239,941,404	131,416,466	132,465,891
Net assets at end of period	$209,507,115	$227,885,801	$132,386,583	$131,416,466
Undistributed (distributions in excess of) net investment income	$(4,174,815)	$(113,993)	$(1,698,479)	$(3,600)

First American Mortgage Funds 2010 Semiannual Report

Statements of CASH FLOWS For the six-month period ended February 28, 2010 (unaudited)

	ASP	BSP	CSP	SLA
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$4,032,653	$3,166,184	$(8,576,270)	$7,079,555
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(949,180)	(949,181)	(19,803,541)	(3,031,172)
Proceeds from paydowns and sales of investments	2,679,672	8,841,551	17,983,368	8,531,907
Net purchases/sales of short-term investments	(671,162)	116,795	1,098,425	(5,878,964)
Net amortization/accretion of bond discount and premium	(48,353)	(74,169)	(39,486)	(78,214)
Net change in unrealized appreciation or depreciation of investments	(2,251,970)	1,476,409	14,279,737	(2,561,935)
Net realized gain (loss) on investments	(2,391)	681,008	38,127	(103,061)
Increase in payable for investments purchased	—	—	—	3,034,922
Decrease in receivable for accrued interest and dividends	30,404	333,546	114,152	86,332
Decrease in prepaid expenses and other assets	11,795	53,671	98,620	63,335
Increase/decrease in accrued fees and expenses	16,427	(10,895)	(56,220)	(2,059)
Net cash provided by operating activities	2,847,895	13,634,919	5,136,912	7,140,646
Cash flows from financing activities:
Net payments from borrowings under loan agreement	—	(2,400,000)	(10,025,000)	—
Net proceeds (payments) from reverse repurchase agreements	(557,000)	(1,745,000)	14,773,054	(1,007,000)
Distributions paid to shareholders	(2,272,225)	(8,392,515)	(9,802,416)	(6,109,438)
Net cash used in financing activities	(2,829,225)	(12,537,515)	(5,054,362)	(7,116,438)
Net increase in cash	18,670	1,097,404	82,550	24,208
Bank overdraft at beginning of period	(74,948)	(261,551)	(295,175)	(183,652)
Cash (bank overdraft) at end of period	$(56,278)	$835,853	$(212,625)	$(159,444)
Supplemental disclosure of cash flow information: Cash paid for interest	$323,530	$1,362,632	$1,679,447	$1,158,503

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2010 Semiannual Report

FINANCIAL HIGHLIGHTS

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

ASP

	Six-Month Period Ended 2/28/10		Year Ended August 31,				Nine-Month Fiscal Period Ended
	(unaudited)		2009	2008	2007	2006	8/31/05
Per-Share Data
Net asset value, beginning of period	$12.44		$11.72	$11.96	$12.07	$12.36	$12.64
Operations:
Net investment income	0.42		0.81	0.80	0.80	0.82	0.55
Net realized and unrealized gains (losses) on investments	0.54		0.70	(0.26)	(0.07)	(0.37)	(0.19)
Total from operations	0.96		1.51	0.54	0.73	0.45	0.36
Distributions to shareholders:
From net investment income	(0.54)		(0.77)	(0.75)	(0.84)	(0.74)	(0.62)
From return of capital	—		(0.02)	(0.03)	—	—	(0.02)
Total distributions	(0.54)		(0.79)	(0.78)	(0.84)	(0.74)	(0.64)
Net asset value, end of period	$12.86		$12.44	$11.72	$11.96	$12.07	$12.36
Market value, end of period	$12.24		$10.75	$9.75	$11.41	$10.94	$11.35
Selected Information
Total return, net asset value [1]	7.85	% [5]	13.89%	4.62%	6.14%	3.73%	2.94	% [5]
Total return, market value [2]	19.42	% [5]	20.61%	(8.00)%	12.19%	3.18%	(0.14	)% [5]
Net assets at end of period (in millions)	$54		$53	$50	$51	$51	$52
Ratio of expenses to average weekly net assets before fee reimbursements	2.53	% [6]	2.81%	3.07%	3.27%	2.10%	1.59	% [6]
Ratio of expenses to average weekly net assets after fee reimbursements	2.53	% [6]	2.81%	3.06%	3.26%	2.10%	1.59	% [6]
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.32	% [6]	1.41%	1.33%	1.33%	1.02%	1.17	% [6]
Ratio of net investment income to average weekly net assets before fee reimbursements	6.67	% [6]	7.19%	6.70%	6.56%	6.76%	5.85	% [6]
Ratio of net investment income to average weekly net assets after fee reimbursements	6.67	% [6]	7.19%	6.71%	6.57%	6.76%	5.85	% [6]
Portfolio turnover rate [3]	1%		22%	18%	22%	14%	10%
Amount of borrowings outstanding at end of period (in millions)	$17		$17	$16	$19	$17	$8
Per-share amount of borrowings outstanding at end of period	$4.00		$4.13	$3.81	$4.59	$4.01	$1.90
Per-share amount of net assets, excluding borrowings, at end of period	$16.86		$16.57	$15.53	$16.55	$16.08	$14.48
Asset coverage ratio [4]	422%		401%	407%	360%	401%	751%

1  Assumes reinvestment of distributions at net asset value.

2  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

3  The portfolio turnover rate for August 31, 2007 and August 31, 2006 has been revised to exclude maturities of investments that had been extended prior to their original maturity dates.

4  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

5  Total return has not been annualized.

6  Annualized.

First American Mortgage Funds 2010 Semiannual Report

FINANCIAL HIGHLIGHTS

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

BSP

	Six-Month Period Ended 2/28/1010		Year Ended August 31,				Three-Month Fiscal Period Ended		Year Ended May 31,
	(unaudited)		2009	2008	2007	2006	8/31/05		2005
Per-Share Data
Net asset value, beginning of period	$11.36		$11.51	$12.02	$11.92	$12.15	$12.41		$12.98
Operations:
Net investment income	0.33		0.78	0.74	0.80	0.93	0.23		1.06
Net realized and unrealized gains (losses) on investments	(0.14)		(0.20)	(0.46)	0.14	(0.23)	(0.25)		(0.59)
Total from operations	0.19		0.58	0.28	0.94	0.70	(0.02)		0.47
Distributions to shareholders:
From net investment income	(0.52)		(0.73)	(0.69)	(0.84)	(0.93)	(0.24)		(1.04)
From return of capital	—		—	(0.10)	—	—	—		—
Total distributions	(0.52)		(0.73)	(0.79)	(0.84)	(0.93)	(0.24)		(1.04)
Net asset value, end of period	$11.03		$11.36	$11.51	$12.02	$11.92	$12.15		$12.41
Market value, end of period	$10.30		$9.71	$9.80	$11.32	$10.76	$11.57		$12.00
Selected Information
Total return, net asset value [1]	1.74	% [5]	5.57%	2.25%	8.06%	6.02%	0.17	% [5]	3.85%
Total return, market value [2]	11.77	% [5]	8.04%	(6.80)%	13.18%	1.34%	(1.59	)% [5]	1.51%
Net assets at end of period (in millions)	$176		$182	$184	$192	$191	$194		$198
Ratio of expenses to average weekly net assets before fee reimbursements	2.52	% [6]	2.86%	2.95%	2.57%	3.01%	2.28	% [6]	1.78%
Ratio of expenses to average weekly net assets after fee reimbursements	2.52	% [6]	2.86%	2.95%	2.56%	3.01%	2.28	% [6]	1.78%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	0.99	% [6]	1.06%	0.98%	0.99%	2.05%	1.06	% [6]	1.13%
Ratio of net investment income to average weekly net assets before fee reimbursements	5.97	% [6]	7.23%	6.19%	6.56%	7.80%	7.36	% [6]	8.40%
Ratio of net investment income to average weekly net assets after fee reimbursements	5.97	% [6]	7.23%	6.19%	6.57%	7.80%	7.36	% [6]	8.40%
Portfolio turnover rate [3]	0%		19%	43%	30%	24%	8%		44%
Amount of borrowings outstanding at end of period (in millions)	$67		$71	$63	$73	$56	$61		$49
Per-share amount of borrowings outstanding at end of period	$4.18		$4.44	$3.92	$4.58	$3.48	$3.79		$3.09
Per-share amount of net assets, excluding borrowings, at end of period	$15.21		$15.80	$15.43	$16.60	$15.40	$15.94		$15.50
Asset coverage ratio [4]	364%		356%	394%	362%	443%	421%		502%

1  Assumes reinvestment of distributions at net asset value.

2  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

3  The portfolio turnover rate for August 31, 2007 and August 31, 2006 has been revised to exclude maturities of investments that had been extended prior to their original maturity dates.

4  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

5  Total return has not been annualized.

6  Annualized.

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2010 Semiannual Report

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

CSP

	Six-Month Period Ended 2/28/10		Year Ended August 31,				Three-Month Fiscal Period Ended		Year Ended May 31,
	(unaudited)		2009	2008	2007	2006	8/31/05		2005
Per-Share Data
Net asset value, beginning of period	$10.67		$11.24	$12.06	$12.04	$12.08	$12.14		$12.40
Operations:
Net investment income	0.27		0.73	0.87	1.18	1.01	0.23		0.98
Net realized and unrealized gains (losses) on investments	(0.67)		(0.53)	(0.72)	0.09	(0.26)	(0.08)		(0.24)
Total from operations	(0.40)		0.20	0.15	1.27	0.75	0.15		0.74
Distributions to shareholders:
From net investment income	(0.46)		(0.70)	(0.96)	(1.18)	(0.79)	(0.21)		(1.00)
From net realized gain on investments	—		—	—	(0.07)	—	—		—
From return of capital	—		(0.07)	(0.01)	—	—	—		—
Total distributions	(0.46)		(0.77)	(0.97)	(1.25)	(0.79)	(0.21)		(1.00)
Net asset value, end of period	$9.81		$10.67	$11.24	$12.06	$12.04	$12.08		$12.14
Market value, end of period	$9.00		$8.83	$9.77	$11.35	$11.20	$11.10		$11.79
Selected Information
Total return, net asset value [1]	(3.83	)% [5]	1.98%	1.17%	10.97%	6.45%	1.67	% [5]	6.31%
Total return, market value [2]	7.29	% [5]	(0.88)%	(5.78)%	12.44%	8.60%	(4.09	)% [5]	6.64%
Net assets at end of period (in millions)	$210		$228	$240	$257	$257	$258		$259
Ratio of expenses to average weekly net assets before fee reimbursements	2.48	% [6]	2.75%	2.80%	2.29%	2.20%	2.21	% [6]	1.90%
Ratio of expenses to average weekly net assets after fee reimbursements	2.48	% [6]	2.75%	2.80%	2.28%	2.20%	2.21	% [6]	1.90%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	0.94	% [6]	1.03%	1.00%	1.09%	0.96%	1.06	% [6]	1.12%
Ratio of net investment income to average weekly net assets before fee reimbursements	5.30	% [6]	6.92%	7.34%	9.67%	8.39%	7.49	% [6]	8.01%
Ratio of net investment income to average weekly net assets after fee reimbursements	5.30	% [6]	6.92%	7.34%	9.68%	8.39%	7.49	% [6]	8.01%
Portfolio turnover rate [3]	6%		16%	5%	36%	48%	13%		48%
Amount of borrowings outstanding at end of period (in millions)	$85		$81	$77	$65	$54	$62		$59
Per-share amount of borrowings outstanding at end of period	$4.00		$3.78	$3.62	$3.04	$2.54	$2.93		$2.74
Per-share amount of net assets, excluding borrowings, at end of period	$13.81		$14.45	$14.86	$15.10	$14.58	$14.82		$14.88
Asset coverage ratio [4]	345%		383%	410%	496%	575%	513%		543%

1  Assumes reinvestment of distributions at net asset value.

2  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

3  The portfolio turnover rate for August 31, 2007 and August 31, 2006 has been revised to exclude maturities of investments that had been extended prior to their original maturity dates.

4  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

5  Total return has not been annualized.

6  Annualized.

First American Mortgage Funds 2010 Semiannual Report

FINANCIAL HIGHLIGHTS

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

SLA

	Six-Month Period Ended 2/28/10		Year Ended August 31,				Nine-Month Fiscal Period Ended
	(unaudited)		2009	2008	2007	2006	8/31/05
Per-Share Data
Net asset value, beginning of period	$12.33		$12.42	$13.00	$13.12	$13.57	$13.14
Operations:
Net investment income	0.41		0.87	0.92	0.94	0.93	0.96
Net realized and unrealized gains (losses) on investments	0.25		(0.09)	(0.61)	0.08	(0.15)	0.12
Total from operations	0.66		0.78	0.31	1.02	0.78	1.08
Distributions to shareholders:
From net investment income	(0.57)		(0.87)	(0.84)	(1.04)	(1.09)	(0.65)
From net realized gain on investments	—		— [5]	(0.05)	(0.10)	(0.14)	—
From return of capital	—		— [5]	—	—	—	—
Total distributions	(0.57)		(0.87)	(0.89)	(1.14)	(1.23)	(0.65)
Net asset value, end of period	$12.42		$12.33	$12.42	$13.00	$13.12	$13.57
Market value, end of period	$11.89		$10.64	$10.64	$12.37	$12.12	$12.45
Selected Information
Total return, net asset value [1]	5.53	% [6]	6.93%	2.44%	8.13%	6.12%	8.47	% [6]
Total return, market value [2]	17.62	% [6]	9.94%	(7.06)%	11.65%	7.86%	2.61	% [6]
Net assets at end of period (in millions)	$132		$131	$132	$139	$140	$145
Ratio of expenses to average weekly net assets before fee reimbursements	2.81	% [7]	2.93%	3.14%	2.73%	2.17%	2.31	% [7]
Ratio of expenses to average weekly net assets after fee reimbursements	2.81	% [7]	2.93%	3.14%	2.72%	2.17%	2.31	% [7]
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.03	% [7]	1.05%	1.02%	1.02%	0.89%	1.02	% [7]
Ratio of net investment income to average weekly net assets before fee reimbursements	6.78	% [7]	7.43%	7.24%	7.21%	7.11%	9.77	% [7]
Ratio of net investment income to average weekly net assets after fee reimbursements	6.78	% [7]	7.43%	7.24%	7.22%	7.11%	9.77	% [7]
Portfolio turnover rate [3]	2%		13%	19%	20%	30%	35%
Amount of borrowings outstanding at end of period (in millions)	$52		$53	$45	$41	$32	$30
Per-share amount of borrowings outstanding at end of period	$4.91		$5.01	$4.24	$3.88	$2.96	$2.82
Per-share amount of net assets, excluding borrowings, at end of period	$17.33		$17.34	$16.66	$16.88	$16.08	$16.39
Asset coverage ratio [4]	353%		346%	393%	434%	543%	581%

1  Assumes reinvestment of distributions at net asset value.

2  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

3  The portfolio turnover rate for August 31, 2007 and August 31, 2006 has been revised to exclude maturities of investments that had been extended prior to their original maturity dates.

4  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

5  Amount rounds to less than $0.01 per share.

6  Total return has not been annualized.

7  Annualized.

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2010 Semiannual Report

Notes to FINANCIAL STATEMENTS (unaudited as to February 28, 2010)

(1) Organization
   American Strategic Income Portfolio, Inc. ("ASP"), American Strategic Income Portfolio, Inc. II ("BSP"), American Strategic Income Portfolio, Inc. III ("CSP"), and American Select Portfolio, Inc. ("SLA") (the "funds") are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. The funds emphasize investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. They may also invest in U.S. Government securities, corporate debt securities, and preferred stock issued by real estate investment trusts. In addition, the funds may borrow using reverse repurchase agreements and credit facilities. Fund shares are listed on the New York Stock Exchange under the symbols ASP, BSP, CSP, and SLA, respectively.

(2) Summary of Significant Accounting Policies
   Security Valuations

The funds' investments in whole loans (single family, multifamily, and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the funds' board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a FAF Advisors, Inc. ("FAF Advisors") pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the funds and third parties.

Security valuations for the funds' investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their respective net asset values on the valuation date. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market

First American Mortgage Funds 2010 Semiannual Report

Notes to FINANCIAL STATEMENTS

conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the funds' board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

  As of February 28, 2010, the funds held internally fair valued securities as follows:

Fund	Fair Value	Percentage of Total Net Assets
ASP	$36,710,064	67.5%
BSP	161,970,932	91.9
CSP	203,463,700	97.1
SLA	125,426,506	94.7

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant

First American Mortgage Funds 2010 Semiannual Report

unobservable fair value inputs available such as the funds' investments in whole loans. The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of February 28, 2010, each fund's investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
ASP
Whole Loans	$—	$—	$33,175,064	$33,175,064
Commercial Mortgage-Backed Securities	—	14,221,583	—	14,221,583
Preferred Stocks	12,203,491	—	—	12,203,491
U.S. Government Agency Mortgage-Backed Securities	—	6,383,184	—	6,383,184
Corporate Note	—	—	3,535,000	3,535,000
Short-Term Investment	1,508,678	—	—	1,508,678
Total Investments	$13,712,169	$20,604,767	$36,710,064	$71,027,000
BSP
Whole Loans	$—	$—	$136,702,108	$136,702,108
Commercial Mortgage-Backed Securities	—	29,738,827	—	29,738,827
Preferred Stocks	23,803,677	—	—	23,803,677
U.S. Government Agency Mortgage-Backed Securities	—	23,159,378	—	23,159,378
Corporate Notes	—	—	21,726,728	21,726,728
Real Estate Owned	—	—	3,542,096	3,542,096
Short-Term Investment	2,083,691	—	—	2,083,691
Total Investments	$25,887,368	$52,898,205	$161,970,932	$240,756,505
CSP
Whole Loans	$—	$—	$175,797,171	$175,797,171
Preferred Stocks	42,788,819	—	—	42,788,819
U.S. Government Agency Mortgage-Backed Securities	—	32,515,199	—	32,515,199
Corporate Notes	—	—	25,290,779	25,290,779
Commercial Mortgage-Backed Securities	—	11,426,806	—	11,426,806
Real Estate Owned	—	—	2,375,750	2,375,750
Short-Term Investment	1,502,005	—	—	1,502,005
Private Mortgage-Backed Security	—	—	—	—
Total Investments	$44,290,824	$43,942,005	$203,463,700	$291,696,529
SLA
Whole Loans	$—	$—	$108,578,444	$108,578,444
Commercial Mortgage-Backed Securities	—	19,949,767	—	19,949,767
Preferred Stocks	18,923,745	—	—	18,923,745
Corporate Notes	—	—	16,848,062	16,848,062
U.S. Government Agency Mortgage-Backed Securities	—	15,093,680	—	15,093,680
Short-Term Investment	7,144,227	—	—	7,144,227
Total Investments	$26,067,972	$35,043,447	$125,426,506	$186,537,925

First American Mortgage Funds 2010 Semiannual Report

Notes to FINANCIAL STATEMENTS

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Fund	Whole Loans	Corporate Notes	Private Mortgage- Backed Security	Real Estate Owned	Total Fair Value
ASP
Balance as of August 31, 2009	$35,031,543	$3,570,000	$—	$—	$38,601,543
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	2,391	—	—	—	2,391
Net change in unrealized appreciation or depreciation	143,418	(35,000)	—	—	108,418
Net purchases (sales)	(2,002,288)	—	—	—	(2,002,288)
Balance as of February 28, 2010	$33,175,064	$3,535,000	$—	$—	$36,710,064
Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2010	$148,764	$(35,000)	$—	$—	$113,764
BSP
Balance as of August 31, 2009	$148,172,669	$21,941,845	$—	$—	$170,114,514
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	(389)	—	—	—	(389)
Net change in unrealized appreciation or depreciation	(7,277,315)	(215,117)	—	62,869	(7,429,563)
Net purchases (sales)	(4,192,857)	—	—	3,479,227	(713,630)
Balance as of February 28, 2010	$136,702,108	$21,726,728	$—	$3,542,096	$161,970,932
Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2010	$(7,340,184)	$(215,117)	$—	$62,869	$(7,492,432)
CSP
Balance as of August 31, 2009	$212,723,757	$25,541,182	$—	$—	$238,264,939
Accrued discounts/premiums	—	—	1,412	—	1,412
Realized gain (loss)	(2,099)	—	—	—	(2,099)
Net change in unrealized appreciation or depreciation	(18,881,437)	(250,403)	(1,412)	(599,250)	(19,732,502)
Net purchases (sales)	(18,043,050)	—	—	2,975,000	(15,068,050)
Balance as of February 28, 2010	$175,797,171	$25,290,779	$—	$2,375,750	$203,463,700
Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2010	$(19,457,331)	$(250,403)	$—	$—	$(19,707,734)
SLA
Balance as of August 31, 2009	$116,131,075	$17,014,875	$—	$—	$133,145,950
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation or depreciation	(1,233,716)	(166,813)	—	—	(1,400,529)
Net purchases (sales)	(6,318,915)	—	—	—	(6,318,915)
Balance as of February 28, 2010	$108,578,444	$16,848,062	$—	$—	$125,426,506
Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2010	$(2,621,462)	$(166,813)	$—	$—	$(2,788,275)

First American Mortgage Funds 2010 Semiannual Report

Security Transactions and Investment Income

For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

Whole Loans

Whole loans may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. The funds may invest in single family, multifamily, and commercial loans. Each fund currently limits its investment in commercial loans to 50% of its total assets. A participating loan is a whole loan which contains provisions for the lender to participate in the income stream provided by the property, including net cash flow and capital proceeds.

At February 28, 2010, BSP had 1 multifamily loan representing 2.22% of total net assets and 10.37% of total multifamily loans outstanding and 1 commercial loan representing 3.51% of total net assets and 8.07% of commercial loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest. At February 28, 2010, no single family loans in BSP were 120 or more days delinquent.

At February 28, 2010, CSP had 6 multifamily loans representing 7.22% of total net assets and 22.90% of total multifamily loans outstanding and 8 commercial loans representing 13.54% of total net assets and 25.86% of total commercial loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest.

At February 28, 2010, SLA had 1 multifamily loan representing 2.58% of total net assets and 12.66% of total multifamily loans outstanding and 2 commercial loans representing 0.40% of total net assets and 0.65% of total commercial loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest.

At February 28, 2010, no loans were delinquent in ASP.

The funds may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest, and all of the foreclosure expenses. In this case, the funds may suffer a loss. In accordance with the valuation procedures adopted by the funds' board of directors, real estate acquired through foreclosure, if any, is valued at estimated market value, as determined by independent third party appraisals, less estimated selling costs. As material capital improvements are made to the property, new market value appraisals are obtained.

Real estate may be acquired through foreclosure or deed in lieu of foreclosure on whole loans or similar obligations. The funds may receive rental or other income as a result of holding real estate. In addition, the funds may incur expenses associated with maintaining or improving any real estate owned. Real estate income is recorded on a net basis in the income section of the funds' Statement of Operations. Capital improvements are recorded as an addition to the cost basis of the property,

First American Mortgage Funds 2010 Semiannual Report

Notes to FINANCIAL STATEMENTS

which will increase any loss at sale. As of February 28, 2010, BSP and CSP held real estate owned through foreclosure as follows:

Fund	2/28/10 Cost	2/28/10 Value	Unrealized Depreciation
BSP
Lake Point Terrace Apartment Building	$5,006,876	$3,542,096	$(1,464,780)
CSP
Memphis Medical Building	$4,250,000	$2,375,750	$(1,874,250)

The net operating income and capital improvements for the six-month period ended February 28, 2010 were:

Fund	Gross Rental Income	Operating Expenses	Net Operating Income (Loss)	Capital Improvements
BSP
Lake Point Terrace Apartment Building	$91,943	$51,139	$40,804	$22,064
CSP
Memphis Medical Building	$36,901	$76,940	$(40,039)	$0

As of and for the six-month period ended February 28, 2010, ASP and SLA owned no real estate.

Mortgage Servicing Rights

The funds may acquire interests in the cash flow from servicing fees through contractual arrangements with mortgage servicers. Mortgage servicing rights, similar to interest-only securities, generate no further cash flow when a mortgage is prepaid or goes into default. Mortgage servicing rights are accounted for on a level-yield basis with recognized income based on the estimated amounts and timing of cash flows. Such estimates are adjusted periodically as the underlying market conditions change. As of and for the six-month period ended February 28, 2010, the funds held no mortgage servicing rights.

Borrowings & Reverse Repurchase Agreements

Effective July 11, 2008, the funds entered into loan agreements with Massachusetts Mutual Life Insurance Company ("MMLIC") under which MMLIC made term loans to ASP, BSP, CSP, and SLA of $8,600,000, $45,100,000, $54,400,000, and $31,900,000, respectively, and agreed to make revolving loans to the funds of up to $2,400,000, $12,900,000, $15,600,000, and $9,100,000, respectively. Loans made under the loan agreements are secured by whole loans in the fund's portfolios, bear interest at the one-month London Interbank Offered Rate plus 2.625% subject to a "floor" interest rate of 5.00%, and mature on July 21, 2011. In addition to principal and interest payments paid by each fund to MMLIC for borrowings outstanding, each fund pays an annual fee of 1.28% on any unused portion of the fund's revolving loan commitment.

The funds may also borrow money by entering into reverse repurchase agreements, which involve the sale of portfolio-eligible securities by the funds, coupled with an agreement to repurchase the securities at a specified date and price. Borrowings may increase volatility of the funds' net asset values and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Each fund is subject to a restriction on borrowing under which each fund must maintain asset coverage of at least 300%. The interest expense incurred on borrowings is recognized as "Interest Expense" in the Statements of Operations. For

First American Mortgage Funds 2010 Semiannual Report

the six-month period ended February 28, 2010, the weighted average borrowings outstanding for ASP, BSP, CSP, and SLA were $17,158,339, $68,098,500, $87,570,940, and $52,929,333, respectively, and the weighted average interest rates paid by the funds on such borrowings were 3.34%, 3.49%, 3.39%, and 3.97%, respectively.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. Each fund segregates, with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2010, the funds had no outstanding when-issued or forward-commitment securities.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. Government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default. As of February 28, 2010, the funds had no outstanding repurchase agreements.

Distributions to Shareholders

As previously disclosed in the funds' August 31, 2009 annual shareholder report, the funds' board of directors has adopted a level distribution policy effective with the December 2009 distribution. Distributions under the policy are expected to consist primarily of net investment income and a return of capital, although the exact tax characteristics of the funds' distributions in any fiscal year will not be known until after the end of the funds' fiscal year. A return of capital represents a return of a shareholder's original investment in the fund's shares, and should not be confused with a dividend yield. The level distribution policy is subject to suspension, revision or termination at any time without notice to shareholders. Under this policy, the funds are currently paying a fixed monthly distribution to shareholders as follows:

	ASP	BSP	CSP	SLA
Monthly distribution per share	$0.109	$0.105	$0.098	$0.116

The funds will provide a notice, as required by Section 19(a) of the Investment Company Act of 1940, as amended, for any distribution that does not consist solely of net investment income. Any such notice will provide information regarding the estimated amounts of the distribution derived from net investment income, net realized capital gains and return of capital. Such notices will be for informational purposes only and the amounts indicated in such notices likely will differ from the ultimate federal income tax characterization of distributions reported to shareholders on Form 1099-DIV after year end.

Distributions are payable in cash or, pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' capital stock. Under each fund's plan, fund shares will be

First American Mortgage Funds 2010 Semiannual Report

Notes to FINANCIAL STATEMENTS

purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the funds will issue new shares at a discount of up to 5% from the current market price.

The funds receive substantial distributions from holdings in real estate investment trusts ("REITs"). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the REIT shareholder. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to a fund's shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a fund shareholder may represent a return of capital.

Federal Taxes

Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required. Each fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes. As of February 28, 2010, the funds did not have any tax positions that did not meet the "more-likely-than-not" threshold of being sustained by the applicable taxing authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to deferred wash sale losses, paydown gains and losses, tax mark-to-market adjustments under Section 311(e) of the Taxpayer relief Act of 1997, tax deductions for real estate owned, and investments in REITS. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the funds.

The character of distributions paid during the six-month period ended February 28, 2010 (estimated) and the fiscal year ended August 31, 2009, were as follows:

	ASP		BSP
	2/28/10	8/31/09	2/28/10	8/31/09
Distributions paid from:
Ordinary income .	$2,272,225	$3,234,304	$8,392,515	$11,669,592
Long-term capital gains	—	—	—	—
Return of capital	—	87,291	—	—
Total	$2,272,225	$3,321,595	$8,392,515	$11,669,592

First American Mortgage Funds 2010 Semiannual Report

	CSP		SLA
	2/28/10	8/31/09	2/28/10	8/31/09
Distributions paid from:
Ordinary income	$9,802,416	$14,809,841	$6,109,438	$9,218,893
Long-term capital gains	—	—	—	32,960
Return of capital	—	1,527,519	—	4,000
Total	$9,802,416	$16,337,360	$6,109,438	$9,255,853

As of August 31, 2009, the funds' most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	ASP	BSP	CSP	SLA
Undistributed ordinary income	$—	$239,334	$—	$—
Accumulated capital and post-October losses	(1,611,887)	(8,897,635)	(8,795,701)	(5,450,807)
Unrealized appreciation (depreciation)	1,681,477	(14,772,281)	(27,620,282)	(3,055,245)
Other accumulated loss	(3,550)	(3,550)	(3,600)	(3,600)
Accumulated earnings (deficit)	$66,040	$(23,434,132)	$(36,419,583)	$(8,509,652)

The difference between book basis and tax basis unrealized appreciation (depreciation) at August 31, 2009, is attributable to adjustments for REITs, tax deferral of losses on wash sales, and a one-time tax election whereby the funds marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

For federal income tax purposes, the following funds had capital loss carryovers as of August 31, 2009, the funds' most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the funds' fiscal year-ends as follows:

	Expiration
Fund	2010	2011	2012	2013	2014	2015	2016	2017	Total
ASP	$267,385	$—	$—	$—	$—	$—	$—	$598,203	$865,588
BSP	—	—	—	—	2,858,586	—	133,712	4,187,382	7,179,680
CSP	—	—	—	—	—	551,492	381,985	5,238,593	6,172,070
SLA	—	—	—	—	—	—	—	3,850,183	3,850,183

The funds incurred a loss for tax purposes for the period from November 1, 2008 to August 31, 2009. As permitted by tax regulations, the funds intend to elect to defer and treat the losses as arising in the fiscal year ending August 31, 2010. The deferred losses were as follows:

Fund	Amount
ASP	$746,299
BSP	1,717,955
CSP	2,623,631
SLA	1,600,624

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. All amounts

First American Mortgage Funds 2010 Semiannual Report

Notes to FINANCIAL STATEMENTS

in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

Events Subsequent to Fiscal Period End

Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2010, through the date of issuance of the funds' financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds' financial statements.

(3) Expenses
   Investment Advisory Fees

Pursuant to investment advisory agreements with each fund (each an "Agreement"), FAF Advisors, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the funds' assets and furnishes related office facilities, equipment, research, and personnel. For ASP, BSP, and CSP, the Agreement provides FAF Advisors with a monthly investment advisory fee in an amount equal to an annualized rate of 0.20% of the respective fund's average weekly net assets and 4.50% of the daily gross income accrued by such fund during the month (i.e., investment income, including accretion of bond discounts and amortization of premiums, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the funds). The monthly investment advisory fee shall not exceed, in the aggregate, 1/12 of 0.725% of the respective fund's average weekly net assets during the month (approximately 0.725% on an annual basis). For SLA, the Agreement provides FAF Advisors with a monthly investment advisory fee in an amount equal to an annualized rate of 0.50% of the fund's average weekly net assets. For its fees, FAF Advisors provides investment advice and, in general, conducts the management and investment activities of the funds.

The funds may invest in money market funds that are a series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to these funds and the related money market funds, FAF Advisors will reimburse to each fund an amount equal to the investment advisory fees received from the related money market funds that are attributable to the assets of that fund. These reimbursements, if any, are disclosed as "Fee reimbursements" in the Statements of Operations.

Administrative Fees

FAF Advisors serves as the funds' administrator pursuant to administration agreements between FAF Advisors and each fund. Under these agreements, FAF Advisors receives a monthly administrative fee from each fund in an amount equal to 0.25% of the fund's average weekly net assets. For its fee, FAF Advisors provides numerous services to the funds including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

First American Mortgage Funds 2010 Semiannual Report

Custodian Fees

U.S. Bank serves as each funds' custodian pursuant to a custodian agreement with the funds. The custodian fee charged to each fund is equal to an annual rate of 0.02% of such fund's average weekly net assets. These fees are computed weekly and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from custodian" in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund's custodian expenses. For the six-month period ended February 28, 2010, custodian fees for ASP, BSP, CSP, and SLA were increased by $0, $54, $14, and $32 as a result of overdrafts and reduced by $2, $6, $8, and $4 as a result of interest earned, respectively.

Mortgage Servicing Fees

The funds may enter into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

Other Fees and Expenses

In addition to the investment advisory, administrative, custodian, and mortgage servicing fees, the funds are responsible for paying most other operating expenses, including: professional fees (legal, auditing and accounting services), postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors' fees and expenses, insurance, pricing, interest, expenses related to real estate owned, fees to outside parties retained to assist in conducting due diligence, taxes, and other miscellaneous expenses. For the six-month period ended February 28, 2010, legal fees and expenses of $1,946, $1,946, $1,946, $1,946 for ASP, BSP, CSP, and SLA, respectively, were paid to a law firm of which an Assistant Secretary of the funds is a partner.

Expenses that are directly related to a fund are charged directly to that fund. Other operating expenses of the First American Family of Funds are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds or a combination of both methods.

(4) Investment Security Transactions
   Cost of purchases and proceeds from sales of securities and real estate, other than temporary investments in short-term securities, for the six-month period ended February 28, 2010, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
ASP	$949,180	$2,679,672
BSP	949,181	8,841,551
CSP	19,803,541	17,983,368
SLA	3,031,172	8,531,907

(5) Indemnifications  The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

First American Mortgage Funds 2010 Semiannual Report

Notes to FINANCIAL STATEMENTS

(6) New Accounting Pronouncements   On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standard Update for Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements. The update provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires the funds to disclose i) the input and valuation techniques used to measure fair value, for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time management is evaluating the implications of the update and the impact to the financial statements.

First American Mortgage Funds 2010 Semiannual Report

Notice to SHAREHOLDERS (unaudited)

ANNUAL MEETING RESULTS

A joint annual meeting of the fund's shareholders was held on December 1, 2009. Each matter voted upon at the meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes (if any) with respect to such matters, are set forth below.

(1)  The fund's shareholders elected the following nine directors:

	ASP		BSP
	Shares Voted "For"	Shares Witholding Authority to Vote	Shares Voted "For"	Shares Witholding Authority to Vote
Benjamin R. Field III	3,754,255	88,065	14,443,661	341,874
Roger A. Gibson	3,780,279	62,041	14,452,443	333,092
Victoria J. Herget	3,780,279	62,041	14,455,679	329,856
John P. Kayser	3,778,594	63,726	14,458,116	327,419
Leonard W. Kedrowski	3,781,169	61,151	14,456,234	329,301
Richard K. Riederer	3,780,279	62,041	14,457,210	328,325
Joseph D. Strauss	3,755,940	86,380	14,434,703	350,832
Virginia L. Stringer	3,780,279	62,041	14,454,280	331,255
James M. Wade	3,778,594	63,726	14,456,017	329,518
	CSP		SLA
	Shares Voted "For"	Shares Witholding Authority to Vote	Shares Voted "For"	Shares Witholding Authority to Vote
Benjamin R. Field III	19,352,510	647,252	9,938,466	198,727
Roger A. Gibson	19,371,321	628,441	9,956,730	180,463
Victoria J. Herget	19,374,716	625,046	9,965,538	171,655
John P. Kayser	19,375,999	623,763	9,966,192	171,001
Leonard W. Kedrowski	19,365,609	634,153	9,982,891	154,302
Richard K. Riederer	19,366,843	632,919	9,965,390	171,803
Joseph D. Strauss	19,347,696	652,066	9,950,620	186,573
Virginia L. Stringer	19,366,336	633,426	9,965,538	171,655
James M. Wade	19,359,150	640,612	9,956,730	180,463

(2)  The fund's ratified shareholders ratified the selection by the funds' board of directors of Ernst & Young LLP as the independent registered public accounting firm for the funds for the fiscal period ending August 31, 2010. The following votes were cast regarding this matter:

Fund	Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
ASP	3,810,336	11,649	20,335	—
BSP	14,554,910	80,556	150,069	—
CSP	19,678,000	159,349	162,413	—
SLA	10,042,081	28,650	66,462	—

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities is available at firstamericanfunds.com and on the U.S. Securities and Exchange Commission's website at www.sec.gov. A description of the funds' policies and procedures is also available without charge upon request by calling 800.677.FUND.

First American Mortgage Funds 2010 Semiannual Report

Notice to SHAREHOLDERS (unaudited)

FORM N-Q HOLDINGS INFORMATION

The funds are required to file their complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available without charge (1) upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

The funds will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the quarter-end.

CERTIFICATIONS

In December 2009, the funds' Chief Executive Officer submitted to the New York Stock Exchange ("NYSE") his annual certification required under Section 303A.12(a) of the NYSE corporate governance rules. The certifications of the funds' Principal Executive Officer and Principal Financial Officer required pursuant to Rule 30a-2 under the 1940 Act have been filed with the funds' Form N-CSR filings and are available on the U.S. Securities and Exchange Commission's website at www.sec.gov.

First American Mortgage Funds 2010 Semiannual Report

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BOARD OF DIRECTORS

Virginia Stringer

Chairperson of First American Mortgage Funds
Governance Consultant; Chair Emeritus of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Mortgage Funds
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Mortgage Funds
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Mortgage Funds
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Mortgage Funds
Retired; former Principal, Chief Financial Officer, and Chief Administrative
Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Mortgage Funds
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Mortgage Funds
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Mortgage Funds
Owner and President of Strauss Management Company

James Wade

Director of First American Mortgage Funds
Owner and President of Jim Wade Homes

First American Mortgage Funds' Board of Directors is comprised entirely of independent directors.

P.O. Box 1330

Minneapolis, MN 55440-1330

American Strategic Income Portfolio Inc.

American Strategic Income Portfolio Inc. II

American Strategic Income Portfolio Inc. III

American Select Portfolio Inc.

2010 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

4/2010    0184-10    WHOLELOAN-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)                      The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)                     There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)        Not applicable.

(a)(2)        Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)        Not applicable.

(b)                     Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Select Portfolio Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2010

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: April 29, 2010